SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO
DECEMBER 31, 1998 ANNUAL REPORT

PORTFOLIO MANAGEMENT TEAM
STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the Portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

AMY TREANOR--portfolio manager, has managed the Portfolio since May 1997 through December 31, 1998. Amy joined CSIM in 1992 as associate portfolio trader and was promoted to her current position in May 1997. Prior to joining CSIM, Amy was portfolio manager and assistant vice president with Capitalcorp Asset Management.

Please note that going forward the Fund will be managed by LINDA KLINGMAN.Linda, a vice president and senior portoflio manager, has managed the Schwab Money Market Fund since April of 1991 and the Schwab Value Advantage Fund(R) since its inception in 1992.Linda joined CSIMin 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

U.S. ECONOMIC GROWTH
The U.S. economy, as measured by gross domestic product (GDP), continued to grow at a strong real rate of 3.9% during 1998 -- in excess of the Federal Reserve's target range of 3.00% to 3.25%. Hurt by the Asian economic crisis and declining exports, the growth rate slowed from 5.5% in the first quarter to 1.8% in the second quarter. Strong consumer spending -- which represents about two-thirds of economic activity -- helped the growth rate rebound to 3.7% and 5.6% during the third and fourth quarters respectively.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion. Uncertainties persist, however, as to the ultimate effect international economic problems will have on the U.S. economy, particularly on corporate earnings. Going forward, the behavior of domestic consumers in response to recent stock market volatility may also be a key determinant of whether the economy continues on its current course or softens in 1999.

UNEMPLOYMENT
The unemployment rate in December was 4.3%. Labor markets have become extremely tight, growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs (refer to Employment Cost Index below).

INFLATION
Price inflation remained remarkably well contained. The Consumer Price Index
(CPI) rose just 1.6% during 1998 -- the lowest level since 1986. Its core rate (which excludes the more volatile food and energy components) rose 2.4% -- its lowest level since 1966.

The Employment Cost Index, which measures inflation in wages, salaries and benefits increased 3.4% for 1998, its largest increase in over six years.

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew at an annualized rate of 2.2% in 1998, continuing a healthy trend which began in 1996.

SHORT-TERM INTEREST RATE
ENVIRONMENT
Short-term interest rates remained in a narrow range throughout the first half of the reporting period due to a widespread expectation that there would be no changes to Fed policy. In the second half of the year, amid increasing concerns surrounding international economic problems and financial markets liquidity, the Federal Reserve initiated a series of three reductions to the Federal Funds Rate. Although this accompanied a decline in short-term rates in general, Treasury Bill yields, in particular, declined as investors sought a safe haven in U.S. Treasury securities. Towards the end of the period, the "spread" in yields between Treasury Bills and commercial paper returned to more normal levels.

                                    --------
                                       1

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO (continued)
DECEMBER 31, 1998 ANNUAL REPORT

[Graph Omitted]
1998 YIELDS ON 90-DAY COMMERCIAL PAPAER AND 3-MONTH TRASURY BILLS
[plot points follow]

       3 Month Treasury Bill   90 Day Commercial Paper

1/1/98         5.35                     5.54

1/2/98         5.29                     5.54

1/5/98         5.23                     5.56

1/6/98         5.2                      5.47

1/7/98         5.2                      5.45

1/8/98         5.1                      5.44

1/9/98         5.01                     5.42

1/12/98        5.02                     5.36

1/13/98        5.19                     5.38

1/14/98        5.15                     5.37

1/15/98        5.11                     5.37

1/16/98        5.15                     5.41

1/19/98        5.15                     5.41

1/20/98        5.15                     5.41

1/21/98        5.11                     5.39

1/22/98        5.13                     5.4

1/23/98        5.17                     5.4

1/26/98        5.12                     5.4

1/27/98        5.25                     5.4

1/28/98        5.21                     5.39

1/29/98        5.19                     5.4

1/30/98        5.18                     5.42

2/2/98         5.22                     5.4

2/3/98         5.23                     5.4

2/4/98         5.11                     5.42

2/5/98         5.15                     5.38

2/6/98         5.17                     5.43

2/9/98         5.13                     5.41

2/10/98        5.21                     5.42

2/11/98        5.2                      5.42

2/12/98        5.21                     5.43

2/13/98        5.15                     5.39

2/16/98        5.21                     5.39

2/17/98        5.18                     5.4

2/18/98        5.17                     5.41

2/19/98        5.19                     5.43

2/20/98        5.2                      5.44

2/23/98        5.24                     5.43

2/24/98        5.32                     5.44

2/25/98        5.3                      5.42

2/26/98        5.34                     5.45

2/27/98        5.31                     5.48

3/2/98         5.3                      5.42

3/3/98         5.17                     5.45

3/4/98         5.15                     5.47

3/5/98         5.16                     5.47

3/6/98         5.15                     5.47

3/9/98         5.09                     5.49

3/10/98        5.08                     5.47

3/11/98        5.08                     5.45

3/12/98        5.08                     5.46

3/13/98        5.09                     5.48

3/16/98        5.1                      5.49

3/17/98        5.14                     5.45

3/18/98        5.15                     5.46

3/19/98        5.17                     5.46

3/20/98        5.17                     5.46

3/23/98        5.14                     5.45

3/24/98        5.14                     5.47

3/25/98        5.17                     5.45

3/26/98        5.2                      5.45

3/27/98        5.21                     5.46

3/30/98        5.21                     5.44

3/31/98        5.12                     5.47

4/1/98         5.11                     5.46

4/2/98         5.09                     5.48

4/3/98         5.08                     5.47

4/6/98         5.08                     5.45

4/7/98         5.04                     5.46

4/8/98         5.05                     5.45

4/9/98         5.05                     5.46

4/10/98        5.05                     5.46

4/13/98        5.16                     5.43

4/14/98        5.11                     5.46

4/15/98        5.07                     5.46

4/16/98        5.05                     5.47

4/17/98        5.04                     5.45

4/20/98        5.02                     5.47

4/21/98        5.07                     5.44

4/22/98        5.08                     5.46

4/23/98        5.08                     5.44

4/24/98        5.06                     5.45

4/27/98        5.05                     5.51

4/28/98        5.06                     5.49

4/29/98        5.06                     5.49

4/30/98        4.97                     5.49

5/1/98         5                        5.46

5/4/98         5.02                     5.47

5/5/98         5.11                     5.46

5/6/98         5.1                      5.49

5/7/98         5.1                      5.46

5/8/98         5.12                     5.47

5/11/98        5.12                     5.48

5/12/98        5.13                     5.47

5/13/98        5.12                     5.48

5/14/98        5.16                     5.49

5/15/98        5.16                     5.49

5/18/98        5.17                     5.5

5/19/98        5.2                      5.5

5/20/98        5.18                     5.48

5/21/98        5.23                     5.48

5/22/98        5.21                     5.48

5/25/98        5.21                     5.48

5/26/98        5.1                      5.48

5/27/98        5.09                     5.49

5/28/98        5.05                     5.48

5/29/98        5.01                     5.47

6/1/98         4.97                     5.49

6/2/98         5.2                      5.46

6/3/98         5.11                     5.48

6/4/98         5.11                     5.48

6/5/98         5.11                     5.48

6/8/98         5.12                     5.49

6/9/98         5.14                     5.48

6/10/98        5.13                     5.49

6/11/98        5.09                     5.48

6/12/98        5.11                     5.49

6/15/98        5.11                     5.47

6/16/98        5.16                     5.47

6/17/98        5.21                     5.48

6/18/98        5.18                     5.49

6/19/98        5.15                     5.48

6/22/98        5.12                     5.49

6/23/98        5.07                     5.48

6/24/98        5.04                     5.5

6/25/98        5                        5.48

6/26/98        4.99                     5.49

6/29/98        5                        5.5

6/30/98        4.99                     5.47

7/1/98         5.1                      5.48

7/2/98         5.06                     5.48

7/3/98         5.05                     5.48

7/6/98         5.05                     5.48

7/7/98         5.1                      5.49

7/8/98         5.08                     5.48

7/9/98         5.05                     5.47

7/10/98        5.04                     5.47

7/13/98        5.07                     5.47

7/14/98        5.14                     5.49

7/15/98        5.13                     5.48

7/16/98        5.16                     5.47

7/17/98        5.14                     5.49

7/20/98        5.12                     5.48

7/21/98        5.07                     5.5

7/22/98        5.07                     5.47

7/23/98        5.09                     5.48

7/24/98        5.08                     5.48

7/27/98        5.07                     5.51

7/28/98        5.06                     5.49

7/29/98        5.06                     5.5

7/30/98        5.07                     5.5

7/31/98        5.08                     5.5

8/3/98         5.11                     5.5

8/4/98         5.08                     5.49

8/5/98         5.08                     5.47

8/6/98         5.02                     5.49

8/7/98         4.98                     5.49

8/10/98        4.97                     5.49

8/11/98        5.02                     5.47

8/12/98        4.99                     5.49

8/13/98        5.06                     5.47

8/14/98        5.01                     5.47

8/17/98        5.05                     5.48

8/18/98        5.08                     5.48

8/19/98        5.06                     5.47

8/80/98        5.04                     5.47

8/21/98        4.98                     5.46

8/24/98        5.05                     5.47

8/25/98        5.07                     5.48

8/26/98        5.05                     5.47

8/27/98        4.97                     5.47

8/28/98        4.88                     5.48

8/31/98        4.83                     5.43

9/1/98         4.9                      5.42

9/2/98         4.89                     5.42

9/3/98         4.84                     5.43

9/4/98         4.85                     5.41

9/7/98         4.86                     5.41

9/8/98         4.87                     5.43

9/9/98         4.86                     5.4

9/10/98        4.78                     5.38

9/11/98        4.86                     5.35

9/14/98        4.84                     5.33

9/15/98        4.79                     5.34

9/16/98        4.71                     5.34

9/17/98        4.67                     5.31

9/18/98        4.61                     5.3

9/21/98        4.66                     5.32

9/22/98        4.8                      5.32

9/23/98        4.68                     5.3

9/24/98        4.59                     5.2

9/25/98        4.49                     5.2

9/28/98        4.43                     5.13

9/29/98        4.39                     5.08

9/30/98        4.36                     5.12

10/1/98        4.24                     5.14

10/2/98        4.19                     5.08

10/5/98        4.11                     5.08

10/6/98        4.16                     5.1

10/7/98        4.12                     5.14

10/8/98        3.9                      5.13

10/9/98        3.89                     5.11

10/12/98       3.89                     5.11

10/13/98       3.88                     5.1

10/14/98       4.01                     5.11

10/15/98       3.91                     5.13

10/16/98       3.62                     5

10/19/98       3.8                      4.98

10/20/98       3.99                     4.95

10/21/98       3.98                     4.95

10/22/98       3.97                     5

10/23/98       3.98                     5.02

10/26/98       4.09                     4.97

10/27/98       4.16                     4.96

10/28/98       4.26                     4.96

10/29/98       4.31                     4.96

10/30/98       4.32                     5.05

11/2/98        4.4                      5.07

11/3/98        4.49                     5.05

11/4/98        4.57                     5.03

11/5/98        4.56                     5.1

11/6/98        4.64                     5.14

11/9/98        4.63                     5.15

11/10/98       4.56                     5.13

11/11/98       4.56                     5.13

11/12/98       4.46                     5.13

11/13/98       4.46                     5.12

11/16/98       4.51                     5.06

11/17/98       4.39                     5.15

11/18/98       4.43                     4.97

11/19/98       4.44                     4.97

11/20/98       4.45                     5

11/23/98       4.59                     4.97

11/24/98       4.6                      4.97

11/25/98       4.56                     5

11/26/98       4.55                     5

11/27/98       4.52                     5

11/30/98       4.48                     5.02

12/1/98        4.49                     5.08

12/2/98        4.48                     5.03

12/3/98        4.43                     5.04

12/4/98        4.47                     5.02

12/7/98        4.49                     5.02

12/8/98        4.42                     5

12/9/98        4.41                     4.98

12/10/98       4.48                     4.99

12/11/98       4.5                      5.03

12/14/98       4.49                     5

12/15/98       4.49                     5

12/16/98       4.42                     4.99

12/17/98       4.46                     5.01

12/18/98       4.49                     5

12/21/98       4.51                     5.01

12/22/98       4.5                      5

12/23/98       4.58                     5.02

12/24/98       4.56                     5.03

12/25/98       4.56                     5.03

12/28/98       4.52                     5.03

12/29/98       4.59                     5.07

12/30/98       4.54                     4.86

12/31/98       4.45                     4.84



Source: Bloomberg L.P.



PORTFOLIO HIGHLIGHTS
--------------------
Our strategy for managing the Fund remained consistent during the one-year reporting period. We attempted to maintain a dollar-weighted average maturity
(DWAM) slightly longer than that of other funds with similar investment objectives. This strategy had a beneficial impact on yields throughout most of the period.

During the first half of the reporting period, based on our expectation that the Federal Reserve would not raise the Federal Funds rate, thereby not increasing interest rates, we looked for opportunities to purchase securities with somewhat longer maturities (and higher yields) when market conditions were advantageous.

During the second half of the period, credit and liquidity concerns surfaced both domestically and abroad, which sent the financial markets into an extended period of uncertainty and turmoil. Based on our expectation that the Federal Reserve would need to lower the Federal Funds rate to provide stability in the markets, we again purchased securities with longer maturities in an effort to mitigate, or delay, the impact of the reduction in short-term interest rates.

Although the Fund's yield fell noticeably during the second half of the reporting period, money market fund yields in general tend to respond to short-term interest rate changes slower than other types of short-term interest bearing investments (such as certificates of deposit). This is because a money market fund purchases a portfolio of securities, each with its own maturity date. The longer the DWAM of the portfolio, the longer it holds its current securities, and the longer it takes for changes in short-term interest rates be reflected in the fund. This structure may help money market funds maintain higher yields when short-term rates are falling. Conversely, money market yields may be somewhat slower to respond to increases in short-term yields during periods of rapidly rising short-term rates.

YIELD SUMMARY AS OF 12/31/98 1
---------------------------------------------------------------------------
7-Day Yield                                                           4.64%
7-Day Effective Yield                                                 4.74%



-----------
1 A portion of the Portfolio's expenses were reduced during the reporting period. Without these reductions, as of 12/31/98, the 7-day yield and 7-day effective yield for the portfolio would have been 4.54% and 4.64%, respectively.

                                    --------
                                       2

SCHWAB MONEY MARKET PORTFOLIO
PORTFOLIO SUMMARY (000's)




                                                       ASSET GROWTH

                                                                                                    PERCENTAGE
                  TOTAL                                    TOTAL                                   GROWTH OVER
               NET ASSETS                               NET ASSETS                                   REPORTING
             AS OF 12/31/98                           AS OF 12/31/97                                  PERIOD
---------------------------------------------------------------------------------------------------------------------------
                 $78,266                                  $47,968                                       63%
---------------------------------------------------------------------------------------------------------------------------



                                           AVERAGE YIELDS FOR THE PERIODS ENDED
                                                    DECEMBER 31, 1998*

                  LAST                                     LAST                                        LAST
               SEVEN DAYS                              THREE MONTHS                                TWELVE MONTHS
---------------------------------------------------------------------------------------------------------------------------
                  4.64%                                    4.67%                                       4.96%
---------------------------------------------------------------------------------------------------------------------------



                                                     MATURITY SCHEDULE
                                               PERCENT OF TOTAL INVESTMENTS

               MATURITY RANGE              3/31/98             6/30/98              9/30/98             12/31/98
---------------------------------------------------------------------------------------------------------------------------
              0-- 15 Days                     13.2%               13.1%                 27.6%               34.2%
             16-- 30 Days                     29.5                24.1                  35.3                27.8
             31-- 60 Days                     32.2                22.4                  28.4                22.3
             61-- 90 Days                     16.8                31.5                   7.8                15.7
             91--120 Days                      0.0                 0.0                   0.0                 0.0
             Over 120 Days                     8.3                 8.9                   0.9                 0.0
            Weighted Average               48 Days             51 Days               30 Days             31 Days
---------------------------------------------------------------------------------------------------------------------------



                                                     PORTFOLIO QUALITY

                                                                     PERCENT OF
                                               SEC TIER              NET ASSETS
                                               RATING                 12/31/98
                                              ---------------------------------
                                               Tier 1                   100.0%


----------
* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.




                                    -------
                                       3

SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998


                  U.S. Government Securities--94.8%(a)                                             Par                 Value
-----------------------------------------------------------------------------------------------------------------------------
                  DISCOUNT NOTES--94.8%
                  Federal Farm Credit Bank
                     5.09%, 01/20/99                                                             $9,587              $ 9,561
                     5.07%, 01/25/99                                                              5,000                4,983
                  Federal Home Loan Bank
                     5.10%, 01/08/99                                                              5,000                4,995
                     5.12%, 01/13/99                                                              3,000                2,995
                     5.11%, 01/20/99                                                              6,000                5,984
                     5.03%, 03/03/99                                                              3,000                2,975
                  Federal Home Loan Mortgage Corporation
                     5.09%, 01/12/99                                                              4,000                3,994
                     5.15%, 02/10/99                                                              2,000                1,989
                     5.08%, 02/25/99                                                              3,000                2,977
                     5.03%, 02/26/99                                                              5,000                4,962
                     5.06%, 03/23/99                                                              6,115                6,046
                  Federal National Mortgage Association
                     5.13%, 01/08/99                                                              4,000                3,996
                     5.09%, 02/05/99                                                              3,000                2,985
                     5.13%, 02/10/99                                                              2,500                2,486
                     5.37%, 02/17/99                                                                870                  864
                     5.06%, 02/19/99                                                              1,755                1,743
                     4.93%, 03/04/99                                                                220                  218
                     5.03%, 03/05/99                                                              1,500                1,487
                     5.03%, 03/11/99                                                              2,000                1,981
                  Tennessee Valley Authority
                     5.06%, 01/04/99                                                              5,000                4,998
                     5.06%, 01/27/99                                                              2,000                1,993
                                                                                                                     -------
                                                                                                                      74,212
                                                                                                                     -------
                  TOTAL U.S. GOVERNMENT SECURITIES
                     (Cost $74,212)                                                                                   74,212
                                                                                                                     -------
                                     -------
                                        4


SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998


                  REPURCHASE AGREEMENTS--8.6%(b)                                             Maturity Value           Value
                  -----------------------------------------------------------------------------------------------------------
                  Lehman Brothers Inc.
                     Repurchase Agreement Collateralized by
                     U.S. Government Securities
                        4.70%    Issue  12/31/98
                                 Due    01/04/99                                                 $6,710              $  6,707
                                                                                                                     --------
                  TOTAL REPURCHASE AGREEMENTS
                     (Cost $6,707)                                                                                      6,707
                                                                                                                     --------
                  TOTAL INVESTMENTS--103.4%
                     (Cost $80,919)                                                                                    80,919
                                                                                                                     --------
                  OTHER ASSETS AND LIABILITIES--(3.4)%
                  Other assets                                                                                              1
                  Liabilities                                                                                          (2,654)
                                                                                                                     --------
                                                                                                                       (2,653)
                                                                                                                     --------
                  TOTAL NET ASSETS--100.0%                                                                           $ 78,266
                                                                                                                     ========

               ---------
               Notes to Schedule of Investments

               (a) Yields shown are effective yields at the time of purchase.
                   Yields for each security are stated according to the market convention for that security type.For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

               (b) Repurchase agreement due dates are considered the maturity date. Repurchase agreement with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

               See accompanying Notes to Financial Statements.


                                     -------
                                        5

ASSETS:
Investments, at value (Cost: $80,919)                            $80,919
Receivables:
   Interest                                                            1
                                                                 -------
   Total assets                                                   80,920
                                                                 -------
LIABILITIES:
Payables:
   Dividends                                                         377
   Fund shares redeemed                                            2,273
   Investment advisory and administration fees                         3
Other liabilities                                                      1
                                                                 -------
   Total liabilities                                               2,654
                                                                 -------
Net assets applicable to outstanding shares                      $78,266
                                                                 =======
NET ASSETS consist of:
Paid-in-capital                                                  $78,278
Accumulated net realized loss on investments sold                    (12)
                                                                 -------
                                                                 $78,266
                                                                 =======
PRICING OF SHARES:
   Outstanding shares, $0.00001 par value
       (unlimited shares authorized)                              78,310
NET ASSET VALUE, offering and redemption price per share           $1.00



--------
See accompanying Notes to Financial Statements.


                                    -------
                                       6

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1998

-----------------------------------------------------------------------
INTEREST INCOME                                              $3,774
                                                             ------
EXPENSES:
   Investment advisory and administration fees                  321
   Custodian and portfolio accounting fees                       52
   Professional fees                                             16
   Shareholder reports                                           15
   Trustees' fees                                                 6
   Other expenses                                                16
                                                             ------
                                                                426

Less: expenses reduced (see Note 4)                             (77)
                                                             ------
      Total expenses incurred by Fund                           349
                                                             ------
NET INVESTMENT INCOME                                         3,425
Net realized loss on investments sold                            (9)
                                                             ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $3,416
                                                             ======
---------
See accompanying Notes to the Financial Statements.


                                    -------
                                       7



SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                                                                                   1998             1997
                                                                                                ---------         --------
OPERATIONS:
   Net investment income                                                                        $  3,425           $ 1,941
   Net realized loss on investments sold                                                              (9)               (2)
                                                                                                --------           -------
   Increase in net assets resulting from operations                                                3,416             1,939
                                                                                                --------           -------
   Dividends to shareholders from net investment income (see Note 2)                              (3,447)           (1,941)
                                                                                                --------           -------
CAPITAL SHARE TRANSACTIONS: (at $1.00 per share):
   Proceeds from shares sold                                                                     219,491           112,673
   Net asset value of shares issued in reinvestment of dividends                                   3,327             1,806
   Less payments for shares redeemed                                                            (192,489)          (93,940)
                                                                                                --------          --------
   Increase in net assets from capital share transactions                                         30,329            20,539
                                                                                                --------          --------
   Total increase in net assets                                                                   30,298            20,537

NET ASSETS:
   Beginning of period                                                                            47,968            27,431
                                                                                                --------          --------
   End of period                                                                                $ 78,266          $ 47,968
                                                                                                ========          ========
---------
See accompanying Notes to Financial Statements.


                                    --------
                                       8





SCHWAB MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                      1998             1997           1996             1995             1994(1)
                                                   ---------         --------      ---------        ----------       ----------
For a share outstanding throughout each period:

Net asset value at beginning
   of period                                        $  1.00          $  1.00          $  1.00          $  1.00          $ 1.00
                                                    -------          -------          -------          -------          ------
From investment operations
   Net investment income                               0.05             0.05             0.05             0.05            0.03
                                                    -------          -------          -------          -------          ------
   Total from investments
     operations                                        0.05             0.05             0.05             0.05            0.03
Less distributions
   Dividends from net investment
     income                                           (0.05)2          (0.05)           (0.05)           (0.05)          (0.03)
                                                    -------          -------          -------          -------          ------
   Total distributions                                (0.05)           (0.05)           (0.05)           (0.05)          (0.03)
                                                    -------          -------          -------          -------          ------
Net asset value at end
   of period                                        $  1.00          $  1.00          $  1.00          $  1.00          $ 1.00
                                                    =======          =======          =======          =======          ======

Total return (%)                                       5.07             5.12             4.98             5.26            2.55**

Ratios/Supplemental Data (%)
----------------------------
Ratio of net operating expenses to
   average net assets                                  0.50             0.50             0.50             0.50            0.50*
Reductions reflected in above
   expense ratio                                       0.11             0.21             0.45             0.52            1.60*
Ratio of net investment income
   to average net assets                               4.91             5.01             4.87             5.17            4.16*
Net assets, end of period (000s)                    $78,266          $47,968          $27,431          $16,912          $7,409


--------------

1 For the period May 3, 1994 (commencement of operations) to December 31, 1994. 2 The amounts shown include certain reclassifications related to book to tax differences (see Notes to Financial Statements).
*  Annualized.
** Not annualized.

See accompanying Notes to Financial Statements.


                                   ---------
                                       9

SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1998
(All dollar amounts are in thousands unless otherwise noted)

1. DESCRIPTION OF THE FUND

   The Schwab Money Market Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment company Act of 1940, as amended.

   The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments are stated at amortized cost, which approximates market value.

   SECURITY TRANSACTIONS AND INTEREST INCOME--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

   REPURCHASE AGREEMENTS--Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held by the Fund's custodian, except in the case of a tri-party repurchase agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

   EXPENSES--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

   FEDERAL INCOME TAXES--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

   As of December 31, 1998, the unused capital loss carryforwards for Federal income tax purposes with expiration dates, were as follows:

           EXPIRING IN:
           ------------------
           12/31/05             $1
           12/31/06             $3
                                ---
                                $4
                                ===

   RECLASSIFICATION--Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $22 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.



                                     ------
                                       10

SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
Year ended December 31, 1998
(All dollar amounts are in thousands unless otherwise noted)

3. TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such assets in excess of $20 billion. The Investment Adviser has reduced a portion of its fee for the year ended December 31, 1998 (see Note 4).

   OFFICERS AND TRUSTEES--Certain officers and trustees of the Trust are also officers or directors of the Investment Adviser. During the year ended December 31, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $6 related to the Trusts unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

   The Investment Adviser guarantees that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.50% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes. For the year ended December 31, 1998, the total of such fees and expenses reduced by the Investment Adviser was $77.

                                    -------
                                       11

SCHWAB MONEY MARKET PORTFOLIO
DECEMBER 31, 1998 ANNUAL REPORT
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one series constituting part of Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco,California
January 29, 1999

                                    -------
                                       12

                                                Schwab Annuity Portfolios
================================================================================

SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1998 ANNUAL REPORT
Market Overview

U.S. ECONOMIC GROWTH
--------------------
The U.S. economy, as measured by gross domestic product (GDP), continued to grow at a strong real rate of 3.9% during 1998 -- in excess of the Federal Reserve's target range of 3.00% to 3.25%. Hurt by the Asian economic crisis and declining exports, the growth rate slowed from 5.5% in the first quarter to 1.8% in the second quarter. Strong consumer spending -- which represents about two-thirds of economic activity -- helped the growth rate rebound to 3.7% and 5.6% during the third and fourth quarters.

[GRAPH OMITTED]
REAL GDP GROWTH RATE
QUARTERLY PERCENT CHANGE (ANNUALIZED RATE)
[PLOT POINTS FOLLOW]

Q1 1990  3.9
Q2 1990  1.2
Q3 1990  -1.9
Q4 1990  -4
Q1 1991  -2.1
Q2 1991  1.8
Q3 1991  1
Q4 1991  1
Q1 1992  4.7
Q2 1992  2.5
Q3 1992  3
Q4 1992  4.3
Q1 1993  0.1
Q2 1993  2
Q3 1993  2.1
Q4 1993  5.3
Q1 1994  3
Q2 1994  4.7
Q3 1994  1.8
Q4 1994  3.6
Q1 1995  0.9
Q2 1995  0.3
Q3 1995  3
Q4 1995  2.2
Q1 1996  1.8
Q2 1996  6
Q3 1996  1
Q4 1996  4.3
Q1 1997  4.9
Q2 1997  3.3
Q3 1997  3.1
Q4 1997  3.7
Q1 1998  5.5
Q2 1998  1.8
Q3 1998  3.7
Q4 1998  5.6


Source: Bloomberg L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion. Uncertainties persist, however, as to the ultimate effect international economic problems will have on the U.S. economy, particularly on corporate earnings. Going forward, the behavior of domestic consumers in response to recent stock market volatility may also be a key determinant of whether the economy continues on its current course or softens in 1999.

UNEMPLOYMENT
------------
The U.S. unemployment rate stood at 4.3% in December -- the lowest level in 28 years. Labor markets have become extremely tight, growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs (refer to Employment Cost Index).

[GRAPH OMITTED]
U.S. UNEMPLOYMENT RATE
[PLOT POINTS FOLLOWS]


Jan-90   5.4
Feb-90   5.3
Mar-90   5.2
Apr-90   5.4
May-90   5.4
Jun-90   5.2
Jul-90   5.5
Aug-90   5.7
Sep-90   5.9
Oct-90   5.9
Nov-90   6.2
Dec-90   6.3
Jan-91   6.4
Feb-91   6.6
Mar-91   6.8
Apr-91   6.7
May-91   6.9
Jun-91   6.9
Jul-91   6.8
Aug-91   6.9
Sep-91   6.9
Oct-91   7
Nov-91   7
Dec-91   7.3
Jan-92   7.3
Feb-92   7.4
Mar-92   7.4
Apr-92   7.4
May-92   7.6
Jun-92   7.8
Jul-92   7.7
Aug-92   7.6
Sep-92   7.6
Oct-92   7.3
Nov-92   7.4
Dec-92   7.4
Jan-93   7.3
Feb-93   7.1
Mar-93   7
Apr-93   7.1
May-93   7.1
Jun-93   7
Jul-93   6.9
Aug-93   6.8
Sep-93   6.7
Oct-93   6.8
Nov-93   6.6
Dec-93   6.5
Jan-94   6.6
Feb-94   6.6
Mar-94   6.5
Apr-94   6.4
May-94   6
Jun-94   6.1
Jul-94   6.1
Aug-94   6.1
Sep-94   5.9
Oct-94   5.8
Nov-94   5.6
Dec-94   5.4
Jan-95   5.6
Feb-95   5.4
Mar-95   5.4
Apr-95   5.7
May-95   5.6
Jun-95   5.6
Jul-95   5.7
Aug-95   5.7
Sep-95   5.7
Oct-95   5.6
Nov-95   5.6
Dec-95   5.6
Jan-96   5.7
Feb-96   5.5
Mar-96   5.5
Apr-96   5.5
May-96   5.5
Jun-96   5.3
Jul-96   5.5
Aug-96   5.2
Sep-96   5.2
Oct-96   5.3
Nov-96   5.4
Dec-96   5.3
Jan-97   5.3
Feb-97   5.3
Mar-97   5.2
Apr-97   5
May-97   4.8
Jun-97   5
Jul-97   4.9
Aug-97   4.9
Sep-97   4.9
Oct-97   4.8
Nov-97   4.6
Dec-97   4.7
Jan-98   4.7
Feb-98   4.6
Mar-98   4.7
Apr-98   4.3
May-98   4.3
Jun-98   4.5
Jul-98   4.5
Aug-98   4.5
Sep-98   4.6
Oct-98   4.6
Nov-98   4.4
Dec-98   4.3



Source: Bloomberg L.P.

INFLATION
---------
Price inflation remained remarkably well contained. The Consumer Price Index
(CPI) rose just 1.6% during 1998 -- the lowest level since 1986. Its core rate (which excludes the more volatile food and energy components) rose 2.4% -- its lowest level since 1966.

The Employment Cost Index, which measures inflation in wages, salaries and benefits increased 3.7% for the year ended September 1998, its largest increase in over six years.


[GRAPH OMITTED]
MEASURES OF INFLATION
[PLOT POINTS FOLLOW]

           MONTHLY CONSUMER     QUARTERLY EMPLOYMENT
             PRICE INDEX             COST INDEX
Jan-90           5.2                    5.5
Feb-90           5.3                    5.5
Mar-90           5.2                    5.5
Apr-90           4.7                    5.4
May-90           4.4                    5.4
Jun-90           4.7                    5.4
Jul-90           4.8                    5.2
Aug-90           5.6                    5.2
Sep-90           6.2                    5.2
Oct-90           6.3                    4.9
Nov-90           6.3                    4.9
Dec-90           6.1                    4.9
Jan-91           5.7                    4.6
Feb-91           5.3                    4.6
Mar-91           4.9                    4.6
Apr-91           4.9                    4.6
May-91           5                      4.6
Jun-91           4.7                    4.6
Jul-91           4.4                    4.3
Aug-91           3.8                    4.3
Sep-91           3.4                    4.3
Oct-91           2.9                    4.3
Nov-91           3                      4.3
Dec-91           3.1                    4.3
Jan-92           2.6                    4
Feb-92           2.8                    4
Mar-92           3.2                    4
Apr-92           3.2                    3.6
May-92           3                      3.6
Jun-92           3.1                    3.6
Jul-92           3.2                    3.5
Aug-92           3.1                    3.5
Sep-92           3                      3.5
Oct-92           3.2                    3.5
Nov-92           3                      3.5
Dec-92           2.9                    3.5
Jan-93           3.3                    3.5
Feb-93           3.2                    3.5
Mar-93           3.1                    3.5
Apr-93           3.2                    3.6
May-93           3.2                    3.6
Jun-93           3                      3.6
Jul-93           2.8                    3.6
Aug-93           2.8                    3.6
Sep-93           2.7                    3.6
Oct-93           2.8                    3.5
Nov-93           2.7                    3.5
Dec-93           2.7                    3.5
Jan-94           2.5                    3.2
Feb-94           2.5                    3.2
Mar-94           2.5                    3.2
Apr-94           2.4                    3.2
May-94           2.3                    3.2
Jun-94           2.5                    3.2
Jul-94           2.8                    3.2
Aug-94           2.9                    3.2
Sep-94           3                      3.2
Oct-94           2.6                    3
Nov-94           2.7                    3
Dec-94           2.7                    3
Jan-95           2.8                    2.9
Feb-95           2.9                    2.9
Mar-95           2.9                    2.9
Apr-95           3.1                    2.9
May-95           3.2                    2.9
Jun-95           3                      2.9
Jul-95           2.8                    2.7
Aug-95           2.6                    2.7
Sep-95           2.5                    2.7
Oct-95           2.8                    2.7
Nov-95           2.6                    2.7
Dec-95           2.5                    2.7
Jan-96           2.7                    2.8
Feb-96           2.7                    2.8
Mar-96           2.8                    2.8
Apr-96           2.9                    2.9
May-96           2.9                    2.9
Jun-96           2.8                    2.9
Jul-96           3                      2.8
Aug-96           2.9                    2.8
Sep-96           3                      2.8
Oct-96           3                      2.9
Nov-96           3.3                    2.9
Dec-96           3.3                    2.9
Jan-97           3                      2.9
Feb-97           3                      2.9
Mar-97           2.8                    2.9
Apr-97           2.5                    2.8
May-97           2.2                    2.8
Jun-97           2.3                    2.8
Jul-97           2.2                    3
Aug-97           2.2                    3
Sep-97           2.2                    3
Oct-97           2.1                    3.3
Nov-97           1.8                    3.3
Dec-97           1.7                    3.3
Jan-98           1.6                    3.3
Feb-98           1.4                    3.3
Mar-98           1.4                    3.3
Apr-98           1.4                    3.5
May-98           1.7                    3.5
Jun-98           1.7                    3.5
Jul-98           1.7                    3.7
aug-98           1.6                    3.7
sep-98           1.5                    3.7
oct-98           1.5                    3.4
nov-98           1.5                    3.4
dec-98           1.6                    3.4



Source: Bloomberg L.P.

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew at an annualized rate of 2.2% in 1998, continuing a healthy trend that began in 1996.

                                    -------
                                       1

                           SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1998 ANNUAL REPORT
Market Overview (continued)

ASSET CLASS PERFORMANCE
------------------------
The 12-month reporting period served as a textbook example of the benefits of asset allocation--demonstrating that various segments of the equities market can exhibit markedly divergent returns as well as the relative stability of the bonds and cash asset classes.


[GRAPH OMITTED]
TOTAL RETURN PERFORMANCE - GROWTH OF A DOLLAR INVESTED
[PLOT POINTS FOLLOW]

      S&P 500[R]    RUSSELL    MSCI-      LEHMAN
         INDEX      2000[R]    EAFE[R]    BROTHERS
                    INDEX      INDEX      AGGREGATE
                                          BOND
                                          INDEX
Jan-98   1.011      0.984      1.046      1.013
Feb-98   1.084      1.057      1.113      1.012
Mar-98   1.14       1.1        1.147      1.015
Apr-98   1.151      1.106      1.156      1.021
May-98   1.131      1.047      1.151      1.03
Jun-98   1.177      1.049      1.159      1.039
Jul-98   1.165      0.964      1.171      1.041
Aug-98   0.996      0.777      1.026      1.058
Sep-98   1.06       0.838      0.994      1.083
Oct-98   1.147      0.872      1.098      1.077
Nov-98   1.216      0.917      1.154      1.083
Dec-98   1.286      0.974      1.2        1.087



Compiled by Charles Schwab & Co., Inc.


[BULLET] TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices represent returns of specific market sectors during the reporting period and do not reflect the performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

The equities markets experienced significant volatility throughout the period, however, what was truly remarkable was the difference between the returns of large- and small-cap stocks. Large-cap stocks, as represented by the S&P 500 Index, achieved a total return of 28.58% for the 12-month period. Small-cap stocks as represented by the Russell 2000 Index, experienced a negative total return of -2.57%, resulting in a difference of 31.15% between the 12-month total returns for the two asset classes.

International stock returns were characterized by the markedly divergent performance of Asian countries, most of which experienced significant declines, and European countries, most of which experienced healthy gains for the period. Combined, international stock returns, as represented by the MSCI-EAFE Index, experienced a positive total return of 20.00% for the 12-month reporting period.

Reflecting the decline in interest rates, fixed income returns were generally strong for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 8.69% for the 12-month reporting period.


U.S. EQUITY VALUATION
---------------------

[GRAPH OMITTED]
S&P 500[R] INDEX PRICE EARNINGS RATIO
[PLOT POINTS FOLLOWS]


Jan-90   14.37
Feb-90   14.21
Mar-90   14.77
Apr-90   14.82
May-90   15.84
Jun-90   16.66
Jul-90   16.65
Aug-90   15.57
Sep-90   14.9
Oct-90   14.36
Nov-90   14.59
Dec-90   15.19
Jan-91   14.95
Feb-91   16.82
Mar-91   17.48
Apr-91   17.85
May-91   17.92
Jun-91   17.96
Jul-91   18.07
Aug-91   19.72
Sep-91   19.88
Oct-91   19.92
Nov-91   21.02
Dec-91   21.85
Jan-92   23.35
Feb-92   23.83
Mar-92   25.45
Apr-92   25.51
May-92   25.71
Jun-92   25.08
Jul-92   25.61
Aug-92   25.5
Sep-92   24.37
Oct-92   23.94
Nov-92   24.08
Dec-92   24.01
Jan-93   24.2
Feb-93   24.25
Mar-93   24.22
Apr-93   23.2
May-93   23.21
Jun-93   22.58
Jul-93   22.52
Aug-93   23.02
Sep-93   23.74
Oct-93   23.97
Nov-93   22.55
Dec-93   23.55
Jan-94   22.98
Feb-94   21.17
Mar-94   20.34
Apr-94   20.1
May-94   20.16
Jun-94   19.76
Jul-94   18.64
Aug-94   18.9
Sep-94   18.26
Oct-94   17.55
Nov-94   16.58
Dec-94   16.98
Jan-95   16.23
Feb-95   16.2
Mar-95   16.5
Apr-95   16.02
May-95   16.43
Jun-95   16.82
Jul-95   16.55
Aug-95   16.18
Sep-95   16.86
Oct-95   16.18
Nov-95   17.14
Dec-95   17.41
Jan-96   18.11
Feb-96   18.56
Mar-96   18.94
Apr-96   19.16
May-96   19.48
Jun-96   19.3
Jul-96   18.31
Aug-96   18.62
Sep-96   19.75
Oct-96   19.6
Nov-96   21.05
Dec-96   20.7
Jan-97   20.55
Feb-97   20.98
Mar-97   19.87
Apr-97   20.24
May-97   21.43
Jun-97   22.45
Jul-97   23.92
Aug-97   22.64
Sep-97   24
Oct-97   22.84
Nov-97   24.02
Dec-97   24.51
Jan-98   24.99
Feb-98   26.44
Mar-98   27.76
Apr-98   26.51
May-98   26.12
Jun-98   27.09
Jul-98   26.78
aug-98   22.77
sep-98   24.23
oct-98   27.53
nov-98   30.14
dec-98   31.97


Source: Bloomberg L.P.

The price/earnings ratio for the S&P 500 Index demonstrated both the volatility and high valuations of U.S. equities during the reporting period, beginning the period at 24.51 at the end of December 1997, then reaching a high for the decade of 28.3 in April before declining precipitously to 22.8 at the end of August, and then rising once again to a new high of 32.0 at the end of December, 1998. In addition to being volatile, these valuation levels remain well above the 30-year average of 15.0. The price earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earning potential.

Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at high valuation levels.

                                   ---------
                                       2

SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1998 ANNUAL REPORT
Market Overview (continued)


SCHWAB S&P 500 PORTFOLIO
-------------------------

PORTFOLIO MANAGEMENT TEAM
-------------------------
GERI HOM -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $10 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

PORTFOLIO HIGHLIGHTS
--------------------

[GRAPH OMITTED]
SCHWAB S&P 500 PORTFOLIO HYPOTHETICAL
GROWTH CHART AS OF 12/31/98
[PLOT POINTS FOLLOW]

                S&P 500      S&P 500[R]
               PORTFOLIO      INDEX
10/31/96         10000        10000
11/30/96         10750        10777
12/31/96         10530        10564
1/31/97          11170        11223
2/28/97          11250        11311
3/31/97          10780        10848
4/30/97          11410        11494
5/31/97          12090        12193
6/30/97          12630        12739
7/31/97          13620        13752
8/31/97          12860        12982
9/30/97          13560        13692
10/31/97         13120        13235
11/30/97         13720        13848
12/31/97         13948        14086
1/31/98          14098        14242
2/28/98          15108        15269
3/31/98          15869        16051
4/30/98          16029        16213
5/31/98          15739        15934
6/30/98          16369        16581
7/31/98          16189        16150
8/31/98          13848        13739
9/30/98          14738        14637
10/31/98         15929        15821
11/30/98         16879        16808
12/31/98         17862        17873

Source: Bloomberg L.P.

[Bullet] The graph above compares the growth of a hypothetical $10,000 investment in the Schwab S&P 500 Portfolio from inception, with a similar investment in the S&P 500 Index.
[Bullet] THE INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY.


As discussed in the Market Overview section, large-cap domestic stocks (such as those in the S&P 500 Index) were clearly a strong performing asset class for the reporting period. The Schwab S&P 500 Portfolio achieved a very strong one-year return of 28.06%1 for the period ended 12/31/98. The since-inception (11/1/96) average annual return was 30.69%1. The Portfolio continued to closely track the performance of its benchmark, the S&P 500 Index.

Unlike the Portfolio, the Index does not incur management and other portfolio costs that reduce returns to the shareholders. Additionally, the Portfolio, unlike the Index, holds a small portion in cash to meet shareholder redemptions and to pay portfolio expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Portfolio can be greater or less than in the Index. Lastly, unlike the Index, the Portfolio incurs trading costs when it buys or sells stocks.

Taken together, these factors cause the difference in the returns of the Portfolio compared to the Index, a difference referred to as the Portfolio's "tracking differential." The tracking differential for the Portfolio during the one-year reporting period was 0.52%. Given the Portfolio's current ratio of expenses to average net assets (0.28%), and the components of tracking differential (as discussed above), we are satisfied with this level of tracking differential.


SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
-------------------------------------------

PORTFOLIO MANAGEMENT TEAM

GERI HOM--Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the equity securities in the portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $10 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.


-----------
1 A portion of the Schwab S&P 500 Portfolio's expenses was reduced during the reporting period. Without such reductions, as of 12/31/98, the Portfolio's 1-year and since-inception average annual total returns would have been 27.69% and 29.72%, respectively.

                                   ---------
                                       3

SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1998 ANNUAL REPORT
Market Overview (continued)

KIMON DAIFOTIS--Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash equivalents in the portfolio. Kimon joined CSIM in his current capacity in October 1997. For five years prior to joining Schwab, he was employed by Lehman Brothers, most recently as Vice President in fixed income institutional sales and, prior to that, Senior Portfolio Strategist.

PORTFOLIO HIGHLIGHTS
---------------------

[GRAPH OMITTED]
SCHWAB MARKETTRACK GROWTH PORTFOLIO II (TM)
HYPOTHETICAL GROWTH CHART AS OF 12/31/98
[PLOT POINTS FOLLOWS]

     Schwab Market                 Lehman
         Track                    Brothers        Growth
         Growth      S&P 500[R]   Aggregate      Composite
      Portfolio II    Index      Bond Index       Index
11/1/96  10000        10000        10000          10000
11/30/96 10490        10777        10171          10490
12/31/96 10420        10564        10076          10465
1/31/97  10670        11223        10108          10719
2/28/97  10710        11311        10133          10689
3/31/97  10460        10848        10020          10417
4/30/97  10780        11494        10171          10586
5/31/97  11420        12193        10267          11241
6/30/97  11940        12739        10390          11668
7/31/97  12650        13752        10670          12272
8/31/97  12200        12982        10579          11927
9/30/97  12880        13692        10736          12534
10/31/97 12520        13235        10892          12067
11/30/97 12730        13848        10942          12122
12/31/97 12977        14086        11052          12241
1/31/98  13037        14242        11194          12326
2/28/98  13779        15269        11185          13025
3/31/98  14199        16051        11223          13535
4/30/98  14320        16213        11281          13672
5/31/98  14019        15934        11388          13445
6/30/98  14240        16581        11485          13589
7/31/98  13959        16405        11517          13361
8/31/98  12285        14036        11705          11678
9/30/98  12696        14936        11979          11982
10/31/98 13478        16150        11915          12578
11/30/98 14079        17129        11983          13165
12/30/98 14673        18116        12019          13752


Compiled by Charles Schwab & Co., Inc.

[bullet] The graph above compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Growth Portfolio II from inception, with a similar investment in the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.
[bullet] THE INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY.



---------
1 A portion of the Schwab MarketTrack Growth Portfolio II expenses was reduced during the reporting period. Without such reductions, as of 12/31/98, the Portfolio's 1-year and since-inception average annual total returns would have been 12.16% and 17.90%, respectively.


PERFORMANCE
-----------
As discussed in the Market Overview section and detailed in the table below, there was a wide range of returns for the various asset classes during the reporting period. The Portfolio's one-year return ending 12/31/98 of 13.07%1 is a reflection of the Portfolio's holdings in these various asset categories. The since-inception (11/1/96) average annual return was 19.36% (1).

                                             ONE YEAR RETURNS
     ASSET CLASS                INDEX         AS OF 12/31/98
-----------------------------------------------------------------
  Large-Cap Stocks     S&P 500 Index                 25.58%
  Small-Cap Stocks     Russell 2000 Index            -2.57%
  International Stocks MSCI-EAFE Index               20.0%
  Bonds                Lehman Brothers
                         Aggregate Bond Index         8.69%
  Cash Equivalents     3-Month U.S. Treasury Bill     5.01%



Because the Portfolio is designed to incorporate a mix of different asset classes, its return over any given period is expected to lag the return of the strongest performing asset class. Conversely, the return of the Portfolio is expected to exceed that of the worst performing asset class for any given period. By dampening the return volatility of any single asset class, the Portfolio is designed to provide more stable returns throughout market cycles which, on a risk-adjusted basis, is expected to be favorable over extended periods of time.

You may have noted a new addition to the Hypothetical Growth Chart as of 12/31/98. The chart now includes an additional benchmark called the Growth Composite Index II2. This benchmark was developed to compare the performance of the Portfolio with the appropriate weighted average actively managed fund based on data provided by Morningstar.


------------
(2) The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 12/31/98, there were 1,810 large-cap funds, 773 small-cap funds, 595 foreign funds and 527 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains. The hypothetical $10,000 investments assume investment on the first day of the month following Fund inception and include changes in share prices and reinvestment of dividends and capital gains.

                                  ------------
                                        4

SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1998 ANNUAL REPORT
Market Overview (continued)


ASSET POSITIONING
------------------

The table below shows the neutral target and actual target asset mixes for the Portfolio at the beginning, middle, and end of the reporting period.

                              Portfolio Portfolio   Portfolio
                    Neutral Position at Position at Position at
                    Target    12/31/97   6/30/98     12/31/98
                   ----------------------------------------------
Large-Cap Stocks      40.0%     40.3%      40.5%     40.0%
Small-Cap Stocks      20.0%     19.5%      20.7%     19.8%
International Stocks  20.0%     19.5%      20.1%     20.4%
Bonds                 15.0%      0.0%      15.2%     14.8%
Short-Term
   Investments         5.0%     20.7%       3.5%      5.0%
                    ----------------------------------------------
                     100.0%    100.0%     100.0%    100.0%

At the beginning of the reporting period through approximately the end of February, the Portfolio maintained a neutral stock weighting, an underweighting in bonds and an overweighting in short-term investments. Bonds were underweighted because the yield advantage they offered over cash equivalents had declined to the point where bonds were relatively unattractive on a risk-adjusted return basis. In early March, yields rebounded, leading us to increase the Portfolio's bond position closer to its neutral target. By the close of the period, the Portfolio was positioned near its neutral targets.

As we mentioned in the June 30, 1998 Semi-Annual Report to Shareholders, we have made a decision to maintain the Portfolio's stock, bond, and cash equivalent allocations on a static basis with only minor deviations from its neutral targets. In large part, this decision was made in response to comments we heard from shareholders of this and other MarketTrack Portfolios that expressed a preference for portfolios that do not significantly deviate from their neutral targets. Additionally, recent market conditions have presented a difficult environment for the strategies previously utilized by the Portfolio to add significant value. Given these conditions, we felt that a shift in strategy to more static asset class allocations was in the best interest of our shareholders.

USE OF AN INDEX STRATEGY
------------------------
One frequently cited research study has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the majority of the variance in the portfolio's returns.1 Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as they expect.

Portfolios that employ an indexing strategy can be an excellent way to implement an asset allocation plan because they seek to invest only in the intended asset class and therefore should, because of their investment objectives, achieve returns that closely track those of that benchmark asset class. Index portfolios should not be subject to the "style drift" that investors may face with many actively managed portfolios.

In addition to seeking to deliver consistent asset class returns, indexing is typically efficient both from a cost and a tax standpoint. Most portfolios utilizing an index strategy minimize their trading and operating costs by keeping both portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns. By virtue of the large number of holdings, most indexing strategies also offer broad diversification, which can reduce both the company- and industry-specific risk elements of equity investing.

---------
1 "Determinants of Portfolio Performance" by Gary P. Brinson, et al., Financial
   Analysts Journal, July/August 1986.

                                  ------------
                                       5

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1998
                                               Number
                  Common Stock--97.3%        of Shares           Value
                  -------------------------------------------------------------
                  AEROSPACE/DEFENSE--1.2
                  Boeing Co.                    8,296          $  270,657
                  General Dynamics Corp.        1,000              58,625
                  Lockheed Martin Corp.         1,600             135,600
                  Northrop Grumman Corp.          500              36,562
                  Raytheon Co., Class B         2,800             149,100
                  Rockwell International Corp.  1,500              72,844
                  Textron, Inc.                 1,400             106,312
                  United Technologies Corp.     1,900             206,625
                                                               ----------
                                                                1,036,325
                                                               ----------

                  AIR TRANSPORTATION--0.4%
                  AMR Corp.+                    1,400              83,125
                  Delta Air Lines, Inc.+        1,200              62,400
                  FDX Corp.+                    1,160             103,240
                  Southwest Airlines Co.        2,575              57,777
                  U.S. Airways Group, Inc.+       600              31,200
                                                               ----------
                                                                  337,742
                                                               ----------

                  ALCOHOLIC BEVERAGES--0.6%
                  Adolph Coors Co., Class B       300              16,931
                  Anheuser-Busch Companies, Inc.4,000             262,500
                  Brown-Forman Corp., Class B     700              52,981
                  Seagram Co., Ltd.             3,200             121,600
                                                               ----------
                                                                  454,012
                                                               ----------

                  APPAREL--0.2%
                  Fruit of the Loom, Inc.,
                    Class A +                     300               4,144
                  Liz Claiborne, Inc.             500              15,781
                  Nike, Inc., Class B           2,400              97,350
                  Reebok International, Ltd.      300               4,462
                  Russell Corp.                   400               8,125
                  Springs Industries, Inc.        100               4,144
                  V.F. Corp.                    1,100              51,562
                                                               ----------
                                                                  185,568
                                                               ----------

                  AUTOMOTIVE PRODUCTS/MOTOR VEHICLES--1.6%
                  BF Goodrich Co.                 700              25,112
                  Cooper Tire & Rubber Co.        400               8,175
                  Cummins Engine Co., Inc.        200               7,100
                  Dana Corp.                    1,378              56,326
                  Danaher Corp.                 1,000              54,312
                  Eaton Corp.                     600              42,412

                                    -------
                                       6

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  Automotive Products/Motor Vehicles (continued)
                  Fleetwood Enterprises, Inc.                                                       300          $   10,425
                  Ford Motor Co.                                                                  9,900             581,006
                  General Motors Corp.                                                            5,400             386,437
                  Genuine Parts Co.                                                               1,300              43,469
                  Goodyear Tire & Rubber Co.                                                      1,200              60,525
                  Navistar International Corp.+                                                     400              11,400
                  Paccar, Inc.                                                                      600              24,675
                  TRW, Inc.                                                                       1,000              56,187
                                                                                                                 ----------
                                                                                                                  1,367,561
                                                                                                                 ----------

                  BANKS--7.2%
                  Bank of New York Co., Inc.                                                      6,500             261,625
                  Bank One Corp.                                                                  9,606             490,506
                  BankAmerica Corp.                                                              14,112             848,484
                  BankBoston Corp.                                                                2,400              93,450
                  Bankers Trust New York Corp.                                                      800              68,350
                  BB&T Corp.                                                                      2,300              92,719
                  Chase Manhattan Corp.                                                           7,000             476,437
                  Comerica, Inc.                                                                  1,350              92,053
                  Fifth Third Bancorp.                                                            2,250             160,453
                  First Union Corp.                                                               8,144             495,257
                  Firstar Corp.                                                                   1,800             167,812
                  Fleet Financial Group, Inc.                                                     4,700             210,031
                  Golden West Financial Corp.                                                       500              45,844
                  Huntington Bancshares Inc.                                                      1,730              52,008
                  J.P. Morgan & Co., Inc.                                                         1,400             147,087
                  KeyCorp, Inc.                                                                   3,600             115,200
                  Mellon Bank Corp.                                                               2,100             144,375
                  Merchantile Bancorp, Inc.                                                       1,200              55,350
                  National City Corp.                                                             2,800             203,000
                  Northern Trust Corp.                                                              900              78,581
                  PNC Bank Corp.                                                                  2,500             135,312
                  Regions Financial Corp.                                                         1,900              76,594
                  Republic New York Corp.                                                           800              36,450
                  State Street Corp.                                                              1,400              97,387
                  Summit Bancorp                                                                  1,300              56,794
                  SunTrust Banks, Inc.                                                            1,700             130,050
                  Synovus Financial Corp.                                                         2,200              53,625
                  U.S. Bancorp                                                                    6,131             217,650
                  Union Planters Corp.                                                            1,000              45,312
                  Wachovia Corp.                                                                  1,700             148,644
                  Washington Mutual, Inc.                                                         4,816             183,911
                  Wells Fargo & Co.                                                              13,200             527,175
                                                                                                                 ----------
                                                                                                                  6,007,526
                                                                                                                 ----------
                                   ----------
                                       7

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  BUSINESS MACHINES & SOFTWARE--11.4%
                  3Com Corp.+                                                                     2,900          $  129,956
                  Adobe Systems, Inc.                                                               500              23,375
                  Apple Computer, Inc.                                                            1,100              45,031
                  Autodesk, Inc.                                                                    600              25,612
                  BMC Software, Inc.+                                                             1,700              75,756
                  Cabletron Systems, Inc.+                                                        1,600              13,400
                  Ceridian Corp.+                                                                   600              41,887
                  Cisco Systems, Inc.+                                                           12,900           1,197,281
                  Compaq Computer Corp.                                                          13,970             585,867
                  Computer Associates International, Inc.                                         4,400             187,550
                  Compuware Corp.+                                                                1,500             117,188
                  Data General Corp.+                                                               500               8,219
                  Dell Computer Corp.+                                                           10,500             768,469
                  Gateway 2000, Inc.+                                                             1,300              66,544
                  Hewlett-Packard Co.                                                             8,500             580,656
                  Honeywell, Inc.                                                                 1,100              82,844
                  International Business Machines Corp.                                           7,600           1,404,100
                  Microsoft Corp.+                                                               20,400           2,829,225
                  Novell, Inc.+                                                                   3,000              54,375
                  Oracle Systems Corp.+                                                           7,950             342,844
                  Parametic Technology Corp.+                                                     2,300              37,375
                  Peoplesoft, Inc.+                                                               1,700              32,194
                  Pitney Bowes, Inc.                                                              2,200             145,337
                  Seagate Technology, Inc.+                                                       1,900              57,475
                  Silicon Graphics, Inc.+                                                         1,800              23,175
                  Sun Mircosystems, Inc.+                                                         3,200             274,000
                  Unisys Corp.+                                                                   2,100              72,319
                  Xerox Corp.                                                                     2,700             318,600
                                                                                                                 ----------
                                                                                                                  9,540,654
                                                                                                                 ----------

                  BUSINESS SERVICES--2.5%
                  Advo, Inc.                                                                        300               7,912
                  America Online, Inc.+                                                           3,700             590,936
                  Automatic Data Processing, Inc.                                                 2,500             200,469
                  Browing-Ferris Industries, Inc.                                                 1,500              42,656
                  Computer Sciences Corp.+                                                        1,300              83,769
                  Deluxe Corp.                                                                      600              21,937
                  Ecolab, Inc.                                                                    1,000              36,187
                  Equifax, Inc.                                                                   1,300              44,444
                  First Data Corp.                                                                3,600             114,075
                  H&R Block, Inc.                                                                   700              31,500
                  IKON Office Solutions                                                             700               5,994
                  Interpublic Group of Companies, Inc.                                            1,200              95,700
                  Laidlaw, Inc.                                                                   2,200              22,137
                  Moore Corp., Ltd.                                                                 400               4,400
                  National Service Industries, Inc.                                                 200               7,600
                  Ominicom Group, Inc.                                                            1,400              81,200

                                   ----------
                                       8

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                 Number
                  Common Stock (continued)                                                      of Shares          Value
---------------------------------------------------------------------------------------------------------------------------
                  Business Services (continued)
                  Paychex, Inc.                                                                   1,400          $   72,012
                  R.R. Donnelly & Sons                                                            1,000              43,813
                  Tyco International Ltd.                                                         5,304             400,120
                  Waste Management, Inc.                                                          4,657             217,133
                                                                                                                 ----------
                                                                                                                  2,123,994
                                                                                                                 ----------

                  CHEMICAL--1.6%
                  Air Products & Chemicals, Inc.                                                  1,900              76,000
                  Chemfirst, Inc.                                                                   200               3,950
                  Dow Chemical Co.                                                                1,900             172,781
                  E.I. du Pont de Nemours & Co.                                                   9,200             488,175
                  Eastman Chemical Co.                                                              600              26,850
                  Great Lakes Chemical Corp.                                                        500              20,000
                  Hercules, Inc.                                                                    700              19,162
                  Minnesota Mining & Manufacturing Co.                                            3,200             227,600
                  Morton International, Inc.                                                      1,100              26,950
                  Nalco Chemical Co.                                                                500              15,500
                  PPG Industries, Inc.                                                            1,500              87,375
                  Praxair, Inc.                                                                   1,300              45,825
                  Rohm & Haas Co.                                                                 1,500              45,187
                  Sigma-Aldrich Corp.                                                               800              23,500
                  Union Carbide Corp.                                                             1,200              51,000
                  W.R. Grace & Co.+                                                                 400               6,275
                                                                                                                 ----------
                                                                                                                  1,336,130
                                                                                                                 ----------

                  CONSTRUCTION--0.3%
                  Armstrong World Industries, Inc.                                                  400              24,125
                  Centex Corp.                                                                      400              18,025
                  Crane Co.                                                                         600              18,112
                  Fluor Corp.                                                                       600              25,537
                  Kaufman & Broad Home Corp.                                                        500              14,375
                  Masco Corp.                                                                     2,700              77,625
                  Owens Corning                                                                     400              14,175
                  Pulte Corp.                                                                       200               5,562
                  Sherwin-Williams Co.                                                            1,200              35,250
                  The Stanley Works                                                                 700              19,425
                                                                                                                 ----------
                                                                                                                    252,211
                                                                                                                 ----------

                  CONSUMER - DURABLE--0.2%
                  Black & Decker Corp.                                                              700              39,244
                  Maytag Corp.                                                                      700              43,575
                  Newell Co.                                                                      1,300              53,625
                  Snap-On, Inc.                                                                     500              17,406
                  Whirlpool Corp.                                                                   600              33,225
                                                                                                                 ----------
                                                                                                                    187,075
                                                                                                                 ----------
                                   ---------
                                       9

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  CONSUMER - NONDURABLE--1.4%
                  American Greetings Corp. Class A                                                  700         $    28,744
                  Darden Restaurants, Inc.                                                        1,300              23,400
                  Fortune Brands, Inc.                                                            1,500              47,437
                  Hasbro, Inc.                                                                      950              34,319
                  Jostens, Inc.                                                                     200               5,237
                  Mattel, Inc.                                                                    2,200              50,187
                  McDonald's Corp.                                                                5,600             429,100
                  Rubbermaid, Inc.                                                                1,300              40,869
                  Tricon Global Restaurants, Inc.+                                                1,200              60,150
                  Unilever NV                                                                     5,200             431,275
                  Wendy's International, Inc.                                                       900              19,631
                                                                                                                 ----------
                                                                                                                  1,170,349
                                                                                                                 ----------

                  CONTAINERS--0.2%
                  Ball Corp.                                                                        300              13,725
                  Bemis Co., Inc.                                                                   400              15,175
                  Crown Cork & Seal Co., Inc.                                                       800              24,650
                  Owens-Illinois, Inc.+                                                           1,200              36,750
                  Sealed Air Corp.+                                                                 814              41,565
                                                                                                                  ---------
                                                                                                                    131,865
                                                                                                                  ---------

                  ELECTRONICS--6.4%
                  Advanced Micro Devices, Inc.+                                                   1,300              37,619
                  AMP, Inc.                                                                       1,700              88,506
                  Andrew Corp.+                                                                     850              14,025
                  Applied Materials, Inc.+                                                        3,000             128,062
                  Ascend Communications, Inc.+                                                    1,700             111,775
                  EG&G, Inc.                                                                        200               5,562
                  Electronic Data Systems Corp.                                                   3,900             195,975
                  EMC Corp.+                                                                      4,100             348,500
                  Emerson Electric Co.                                                            3,600             217,800
                  General Instrument Corp.+                                                       1,500              50,906
                  Harris Corp.                                                                      600              21,975
                  Intel Corp.                                                                    13,700           1,624,306
                  KLA-Tencor Corp.+                                                                 900              39,037
                  LSI Logic Corp.+                                                                1,200              19,350
                  Lucent Technologies, Inc.                                                      10,700           1,177,000
                  Micron Technology, Inc.                                                         1,800              91,012
                  Motorola, Inc.                                                                  4,900             299,206
                  National Semiconductor Corp.+                                                   1,500              20,250
                  Nextel Communications, Class A+                                                 2,200              51,975
                  Northern Telecom Ltd.                                                           5,380             269,672
                  Perkin Elmer Corp.                                                                400              39,025
                  Scientific-Atlanta, Inc.                                                          400               9,125

                                   ---------
                                       10

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  Electronics (continued)
                  Solectron Corp.+                                                                1,000          $   92,937
                  Tektronix, Inc.                                                                   250               7,516
                  Tellabs, Inc.+                                                                  1,500             102,844
                  Texas Instruments, Inc.                                                         3,200             273,800
                  Thermo Electron Corp.+                                                          1,000              16,937
                  Thomas & Betts Corp.                                                              400              17,325
                                                                                                                 ----------
                                                                                                                  5,372,022
                                                                                                                 ----------

                  ENERGY - RAW MATERIALS--0.7%
                  Anadarko Petroleum Corp.                                                          800              24,700
                  Apache Corp.                                                                      700              17,719
                  Baker Hughes, Inc.                                                              2,480              43,865
                  Burlington Resources, Inc.                                                      1,452              52,000
                  Halliburton Co.                                                                 3,600             106,650
                  Helmerich & Payne, Inc.                                                           500               9,687
                  Occidental Petroleum Corp.                                                      2,900              48,937
                  ONEOK, Inc.                                                                       300              10,837
                  Rowan Companies, Inc.+                                                            400               4,000
                  Schlumberger Ltd.                                                               4,400             202,950
                  Union Pacific Resources, Inc.                                                   2,100              19,031
                                                                                                                 ----------
                                                                                                                    540,376
                                                                                                                 ----------

                  FOOD & AGRICULTURE--4.5%
                  Archer-Daniels-Midland Co.                                                      4,959              85,233
                  Bestfoods, Inc.                                                                 2,400             127,800
                  Campbell Soup Co.                                                               3,700             203,500
                  Coca-Cola Co.                                                                  20,100           1,344,187
                  Coca-Cola Enterprises, Inc.                                                     3,300             117,975
                  ConAgra, Inc.                                                                   3,900             122,850
                  General Mills, Inc.                                                             1,200              93,300
                  H.J. Heinz Co.                                                                  3,000             169,875
                  Hershey Foods Corp.                                                             1,100              68,406
                  Kellogg Co.                                                                     3,200             109,200
                  Monsanto Co.                                                                    5,200             247,000
                  PepsiCo, Inc.                                                                  12,000             491,250
                  Pioneer-Hi-Bred International, Inc.                                             1,800              48,600
                  Quaker Oats Co.                                                                 1,100              65,450
                  Ralston Purnia Co.                                                              2,400              77,700
                  Sara Lee Corp.                                                                  7,400             208,587
                  SYSCO Corp.                                                                     2,800              76,825
                  Wm. Wrigley Jr. Co.                                                             1,000              89,562
                                                                                                                 ----------
                                                                                                                  3,747,300
                                                                                                                 ----------
                                   ----------
                                       11

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  GOLD--0.1%
                  Barrick Gold Corp.                                                              2,800         $    54,600
                  Battle Mountain Gold Co.                                                        1,000               4,125
                  Homestake Mining Co.                                                            1,800              16,537
                  Newmont Mining Corp.                                                            1,186              21,422
                  Placer Dome, Inc.                                                               1,800              20,700
                                                                                                                -----------
                                                                                                                    117,384
                                                                                                                -----------

                  HEALTHCARE/DRUG & MEDICINE--12.1%
                  Abbott Laboratories                                                            12,600             617,400
                  Allergan, Inc.                                                                    500              32,375
                  ALZA Corp.+                                                                       600              31,350
                  American Home Products Corp.                                                   10,700             602,544
                  Amgen, Inc.+                                                                    2,100             219,581
                  Bausch & Lomb, Inc.                                                               400              24,000
                  Baxter International, Inc.                                                      2,400             154,350
                  Becton, Dickinson & Co.                                                         1,900              81,106
                  Biomet, Inc.                                                                      800              32,200
                  Boston Scientific Corp.+                                                        3,200              85,800
                  Bristol-Meyers Squibb Co.+                                                      8,100           1,083,881
                  C.R. Bard, Inc.                                                                   500              24,750
                  Cardinal Health, Inc.                                                           1,650             125,194
                  Columbia / HCA Healthcare Corp.                                                 5,100             126,225
                  Eli Lilly & Co.                                                                 9,000             799,875
                  Guidant Corp.                                                                   1,300             143,325
                  HBO & Co.                                                                       3,800             109,012
                  HCR Manor Care, Inc.+                                                             700              20,562
                  HealthSouth Corp.+                                                              3,200              49,400
                  Humana, Inc.+                                                                   1,200              21,375
                  IMS Health, Inc.+                                                               1,300              98,069
                  Johnson & Johnson                                                              11,000             922,625
                  Mallinckrodt, Inc.                                                                600              18,487
                  Medtronic, Inc.                                                                 4,100             304,425
                  Merck & Co., Inc.                                                               9,700           1,432,569
                  Pfizer, Inc.                                                                   10,700           1,342,181
                  Pharmacia & Upjohn, Inc.                                                        4,200             237,825
                  Schering-Plough Corp.+                                                         12,000             663,000
                  Service Corp. International                                                     2,200              83,737
                  Shared Medical Systems Corp.                                                      300              14,962
                  St. Jude Medical, Inc.                                                            600              16,612
                  Tenet Healthcare Corp.+                                                         2,400              63,000
                  United Healthcare Corp.                                                         1,500              64,594
                  Warner Lambert Co.                                                              6,700             503,756
                                                                                                                -----------
                                                                                                                 10,150,147
                                                                                                                -----------
                                   ---------
                                       12

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  HOUSEHOLD PRODUCTS--2.3%
                  Alberto-Culver Co., Class B                                                       600          $   16,012
                  Avon Products, Inc.                                                             2,100              92,925
                  Clorox Co.                                                                        900             105,131
                  Colgate-Palmolive Co.                                                           2,500             232,187
                  Gillette Co.                                                                    9,100             439,644
                  International Flavors & Fragrances, Inc.                                          800              35,350
                  Procter & Gamble Co.                                                           10,900             995,306
                  Tupperware Corp.                                                                  200               3,287
                                                                                                                 ----------
                                                                                                                  1,919,842
                                                                                                                 ----------
                  INSURANCE--3.3%
                  Aetna, Inc.                                                                     1,100              86,487
                  Allstate Corp.                                                                  6,800             262,650
                  American General Corp.                                                          2,010             156,780
                  American International Group, Inc.                                              8,625             833,391
                  Aon Corp.                                                                       1,300              71,987
                  Chubb Corp.                                                                     1,400              90,825
                  CIGNA Corp.                                                                     1,800             139,162
                  Cincinnati Financial Corp.                                                      1,200              43,950
                  Conseco, Inc.                                                                   2,541              77,659
                  Hartford Financial Services Group, Inc.                                         1,800              98,775
                  Jefferson-Pilot Corp.                                                             900              67,500
                  Lincoln National Corp.                                                            900              73,631
                  Marsh & McLennan Companies, Inc.                                                2,100             122,719
                  MBIA, Inc.                                                                        900              59,006
                  MGIC Investment Corp.                                                             800              31,850
                  Progressive Corp. of Ohio                                                         600             101,625
                  Provident Companies, Inc.                                                       1,000              41,500
                  SAFECO Corp.                                                                    1,100              47,231
                  St. Paul Companies, Inc.                                                        1,838              63,871
                  SunAmerica, Inc.                                                                1,800             146,025
                  Torchmark Corp.                                                                 1,100              38,844
                  Transamerica Corp.                                                                500              57,750
                  UNUM Corp.                                                                      1,100              64,213
                                                                                                                 ----------
                                                                                                                  2,777,431
                                                                                                                 ----------
                  MEDIA--2.7%
                  CBS Corp.                                                                       5,600             183,400
                  Clear Channel Communications, Inc.+                                             2,100             114,450
                  Comcast Corp., Class A                                                          3,000             176,063
                  Dow Jones & Co., Inc.                                                             700              33,688
                  Gannett Co., Inc.                                                               2,400             154,800
                  King World Productions, Inc.                                                      600              17,663
                  Knight-Ridder, Inc.                                                               700              35,788
                  McGraw-Hill Companies, Inc.                                                       900              91,688

                                    --------
                                       13

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  MEDIA (CONTINUED)
                  Mediaone Group+                                                                 5,000          $  235,000
                  Meredith Group+                                                                   500              18,938
                  New York Times Co., Class A                                                     1,600              55,500
                  Telecommunications, Inc., Series A (TCI Group)+                                 4,300             237,844
                  Time Warner, Inc.                                                              10,100             626,831
                  Times Mirror Co., Series A                                                        600              33,600
                  Tribune Co.                                                                     1,000              66,000
                  Viacom, Inc., Class B+                                                          2,900             214,600
                                                                                                                 ----------
                                                                                                                  2,295,853
                                                                                                                 ----------
                  MISCELLANEOUS FINANCE--4.8%
                  American Express Co.                                                            3,800             388,550
                  Associates First Capital Corp.                                                  6,058             256,708
                  Bear Stearns Companies, Inc.                                                      800              29,900
                  Capital One Financial Corp.                                                       500              57,500
                  Charles Schwab Corp.                                                            3,300             185,419
                  Citigroup, Inc.                                                                18,627             922,037
                  Countrywide Credit Industries, Inc.                                               900              45,169
                  Dun & Bradstreet Corp.                                                          1,200              37,875
                  Fannie Mae                                                                      8,500             629,000
                  Franklin Resources, Inc.                                                        2,100              67,200
                  Freddie Mac                                                                     5,600             360,850
                  Household International, Inc.                                                   4,019             159,253
                  Lehman Brothers Holdings, Inc.                                                    900              39,656
                  MBNA Corp.                                                                      6,162             153,665
                  Merrill Lynch & Co., Inc.                                                       2,900             193,575
                  Morgan Stanley, Dean Witter, Discover & Co.                                     4,825             342,575
                  Providian Financial Corp.                                                       1,250              93,750
                  SML Holdings Corp.                                                              1,300              62,400
                                                                                                                 ----------
                                                                                                                  4,025,082
                                                                                                                 ----------
                  NON-FERROUS METALS--0.3%
                  Alcan Aluminum, Ltd.                                                            1,900              51,419
                  Aluminum Company of America                                                     1,500             111,844
                  Asarco, Inc.                                                                      600               9,038
                  Cyprus Amax Minerals Co.                                                          500               5,000
                  Engelhard Corp.                                                                   900              17,550
                  Freeport-McMoran Copper & Gold, Inc., Class B                                   1,300              13,569
                  Inco, Ltd.                                                                      1,500              15,844
                  Phelps Dodge Corp.                                                                500              25,438
                  Reynolds Metals Co.                                                               500              26,344
                                                                                                                  ---------
                                                                                                                    276,046
                                                                                                                  ---------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares           Value
---------------------------------------------------------------------------------------------------------------------------
                  OIL - DOMESTIC--0.6%
                  Amerada Hess Corp.                                                                800          $   39,800
                  Ashland, Inc.                                                                     600              29,025
                  Atlantic Richfield Co.                                                          2,700             176,175
                  Kerr-McGee Corp.                                                                  400              15,300
                  Oryx Energy Co.+                                                                  500               6,719
                  Phillips Petroleum Co.                                                          2,100              89,513
                  Sunoco, Inc.                                                                      800              28,850
                  Unocal Corp.                                                                    2,000              58,375
                  USX-Marathon Group                                                              2,500              75,313
                                                                                                                 ----------
                                                                                                                    519,070
                                                                                                                 ----------
                  OIL - INTERNATIONAL--4.2%
                  Chevron Corp.                                                                   5,400             447,863
                  Exxon Corp.                                                                    19,900           1,455,188
                  Mobil Corp.                                                                     6,400             557,600
                  Royal Dutch Petroleum Co.--Sponsored ADR                                       17,500             837,813
                  Texaco, Inc.                                                                    4,415             233,443
                                                                                                                 ----------
                                                                                                                  3,531,907
                                                                                                                 ----------
                  OPTICAL & PHOTO--0.2%
                  Eastman Kodak Co.                                                               2,700             194,400
                  Polaroid Corp.                                                                    200               3,737
                                                                                                                 ----------
                                                                                                                    198,137
                                                                                                                 ----------
                  PAPER & FOREST PRODUCTS--0.9%
                  Boise Cascade Corp.                                                               300               9,300
                  Champion International Corp.                                                      700              28,350
                  Fort James Corp.                                                                1,800              72,000
                  Georgia-Pacific Group                                                             800              46,850
                  International Paper Co.                                                         2,500             112,031
                  Kimberly-Clark Corp.                                                            4,500             245,250
                  Louisiana-Pacific Corp.                                                           700              12,819
                  Mead Corp.                                                                        800              23,450
                  Potlatch Corp.                                                                    400              14,750
                  Temple Inland, Inc.                                                               500              29,656
                  Union Camp Corp.                                                                  500              33,750
                  Westvaco Corp.                                                                    800              21,450
                  Weyerhaeuser Co.                                                                1,600              81,300
                  Willamette Industries, Inc.                                                       800              26,800
                                                                                                                  ---------
                                                                                                                    757,756
                                                                                                                  ---------
                  PRODUCER GOODS & MANUFACTURING--4.6%
                  Aeroquip-Vickers, Inc.                                                            100               2,994
                  Allied Signal, Inc.                                                             4,600             203,838
                  Avery Dennison Corp.                                                            1,000              45,063

                                   ---------
                                       15

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  PRODUCER GOODS & MANUFACTURING (continued)
                  Briggs & Stratton Corp.                                                           100          $    4,988
                  Case Corp.                                                                        400               8,725
                  Caterpillar, Inc.                                                               3,000             138,000
                  Cooper Industries, Inc.                                                           800              38,150
                  Corning, Inc.                                                                   1,800              81,000
                  Deere & Co.                                                                     2,100              69,563
                  Dover Corp.                                                                     1,700              62,263
                  FMC Corp.+                                                                        300              16,800
                  Foster Wheeler Corp.                                                              100               1,319
                  General Electric Co.                                                           26,900           2,745,481
                  Harnischfeger Industries, Inc.                                                    200               2,038
                  Illinois Tool Works, Inc.                                                       2,000             116,000
                  Ingersoll Rand Co.                                                              1,400              65,713
                  ITT Industries, Inc.                                                              900              35,775
                  Johnson Controls, Inc.                                                            600              35,400
                  McDermott International, Inc.                                                     300               7,406
                  Milacron Inc.                                                                     100               1,925
                  Millipore Corp.                                                                   200               5,688
                  Nacco Industries, Inc.                                                            100               9,200
                  Pall Corp.                                                                        900              22,781
                  Parker-Hannifin Corp.                                                             750              24,563
                  Raychem Corp.                                                                     600              19,388
                  Tenneco, Inc.                                                                   1,300              44,281
                  Timken Co.                                                                        300               5,663
                  (W.W.) Grainger, Inc.                                                             800              33,300
                                                                                                                 ----------
                                                                                                                  3,847,305
                                                                                                                 ----------
                  RAILROAD & SHIPPING--0.5%
                  Burlington Northern Santa Fe Corp.                                              3,900             131,625
                  CSX Corp.                                                                       1,700              70,550
                  Norfolk Southern Corp.                                                          3,100              98,231
                  Union Pacific Corp.                                                             1,900              85,619
                                                                                                                 ----------
                                                                                                                    386,025
                                                                                                                 ----------
                  RETAIL--6.6%
                  Albertson's, Inc.                                                               2,100             133,744
                  American Stores Co.                                                             2,100              77,569
                  AutoZone, Inc.+                                                                 1,100              36,231
                  Cendant Corp.+                                                                  6,822             130,044
                  Circuit City Stores, Inc.                                                         700              34,956
                  Consolidated Stores Corp.+                                                        800              16,150
                  Costco Companies, Inc.                                                          1,800             129,938
                  CVS Corp.                                                                       3,100             170,500
                  Dayton Hudson Corp.                                                             3,600             195,300
                  Dillards, Inc., Class A                                                           800              22,700
                  Dollar General Corp.                                                            1,325              31,303
                  Federated Department Stores, Inc.+                                              1,800              78,413
                  Fred Meyer, Inc.+                                                               1,300              78,325

                                    ---------
                                       16

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  RETAIL (continued)
                  Gap, Inc.                                                                       4,875         $   274,219
                  Great Atlantic & Pacific Tea Co., Inc.                                            500              14,813
                  Harcourt General, Inc.                                                            500              26,594
                  Home Depot, Inc.                                                               12,800             783,200
                  J.C. Penney Co., Inc.                                                           2,100              98,438
                  Kmart Corp.                                                                     3,600              55,125
                  Kohl's Corp.+                                                                   1,300              79,869
                  Kroger Co.+                                                                     2,100             127,050
                  Limited, Inc.                                                                   1,700              49,513
                  Longs Drug Stores, Inc.                                                           300              11,250
                  Lowe's Companies, Inc.                                                          2,900             148,444
                  May Department Stores Co.                                                       1,900             114,713
                  Nordstrom, Inc.                                                                 1,300              45,094
                  Pep Boys-Manny, Moe, & Jack                                                       800              12,550
                  Rite Aid Corp.                                                                  2,100             104,081
                  Safeway, Inc.+                                                                  4,000             243,750
                  Sears, Roebuck & Co.                                                            3,200             136,000
                  Staples, Inc.+                                                                  2,600             113,588
                  SUPERVALU, Inc.                                                                   900              25,200
                  Tandy Corp.                                                                       700              28,831
                  TJX Companies, Inc.                                                             2,600              75,400
                  Toys `R' Us, Inc.+                                                              1,900              32,063
                  Wal-Mart Stores, Inc.                                                          18,500           1,506,594
                  Walgreen Co.                                                                    4,100             240,106
                  Winn Dixie Stores, Inc.                                                         1,300              58,338
                                                                                                                 ----------
                                                                                                                  5,539,996
                                                                                                                 ----------

                  STEEL--0.1%
                  Allegheny Teledyne, Inc.                                                        1,700              34,744
                  Bethlehem Steel Corp.+                                                            600               5,025
                  Nucor Corp.                                                                       600              25,950
                  USX-U.S. Steel Group, Inc.                                                        700              16,100
                  Worthington Industries, Inc.                                                      500               6,250
                                                                                                                  ---------
                                                                                                                     88,069
                                                                                                                  ---------
                  TELEPHONE--8.1%
                  AirTouch Communications, Inc.+                                                  4,700             338,988
                  Alltel Corp.                                                                    2,300             137,569
                  Ameritech Corp.                                                                 9,000             570,375
                  AT&T Corp.                                                                     14,700           1,106,175
                  Bell Atlantic Corp.                                                            12,704             673,312
                  BellSouth Corp.                                                                16,000             798,000
                  Frontier Corp.                                                                  1,300              44,200
                  GTE Corp.                                                                       7,900             513,500
                  MCI WorldCom, Inc.+                                                            15,097           1,083,210
                  SBC Communications, Inc.                                                       15,976             856,713

                                    --------
                                       17

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  TELEPHONE (continued)
                  Sprint Corp. (PCS Group)+                                                       3,150          $   72,844
                  Sprint Corp. (FON Group)                                                        3,500             294,438
                  U.S. WEST, Inc. (Media Group)                                                   4,098             264,833
                                                                                                                 ----------
                                                                                                                  6,754,157
                                                                                                                 ----------
                  TOBACCO--1.5%
                  Loew's Corp.                                                                    1,000              98,250
                  Philip Morris Companies, Inc.                                                  19,800           1,059,300
                  RJR Nabisco Holding Corp.                                                       2,700              80,156
                  UST, Inc.                                                                       1,600              55,800
                                                                                                                 ----------
                                                                                                                  1,293,506
                                                                                                                 ----------
                  TRAVEL & RECREATION--1.1%
                  Brunswick Corp.                                                                 1,000              24,750
                  Carnival Corp., Class A                                                         4,900             235,200
                  Harrah's Entertainment, Inc.+                                                     500               7,844
                  Hilton Hotels Corp.                                                             2,000              38,250
                  Marriott International Inc., Class A                                            1,900              55,100
                  Mirage Resorts, Inc.+                                                           1,300              19,419
                  Walt Disney Co.                                                                16,700             501,000
                                                                                                                  ---------
                                                                                                                    881,563
                                                                                                                  ---------

                  TRUCKING & FREIGHT--0.0%
                  Ryder Systems, Inc.                                                               400              10,400
                                                                                                                  ---------

                  UTILITIES - ELECTRIC & GAS--2.9%
                  AES Corp.+                                                                      1,400              66,325
                  Ameren Corp.                                                                    1,000              42,688
                  American Electric Power Co., Inc.                                               1,600              75,300
                  Baltimore Gas & Electric Co.                                                    1,200              37,050
                  Carolina Power & Light Co.                                                      1,300              61,181
                  Central & South West Corp.                                                      2,000              54,875
                  Cinergy Corp.                                                                   1,300              44,688
                  Coastal Corp.                                                                   1,600              55,900
                  Columbia Gas System, Inc.                                                         600              34,650
                  Consolidated Edison, Inc.                                                       1,900             100,463
                  Consolidated Natural Gas Co.                                                      700              37,800
                  Dominion Resources, Inc.                                                        1,600              74,800
                  DTE Energy Co.                                                                  1,100              47,163
                  Duke Energy Corp.                                                               2,917             186,870
                  Eastern Enterprises                                                               100               4,375
                  Edison International                                                            2,900              80,838
                  Enron Corp.                                                                     2,600             148,363
                  Entergy Corp.                                                                   2,100              65,363
                  First Energy Corp.                                                              1,800              58,613
                  FPL Group, Inc.                                                                 1,500              92,438

                                     -------
                                       18

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  UTILITIES - ELECTRIC & GAS (continued)
                  GPU, Inc.                                                                       1,000         $    44,188
                  Houston Industries, Inc.                                                        2,250              72,281
                  New Century Energies, Inc.                                                        900              43,875
                  Niagra Mohawk Power Corp.                                                       1,200              19,350
                  NICOR, Inc.                                                                       400              16,900
                  Northern States Power Co.                                                       1,100              30,525
                  PacifiCorp.                                                                     2,500              52,656
                  PECO Energy Co.                                                                 1,700              70,763
                  Peoples Energy Corp.                                                              300              11,963
                  PG&E Corp.                                                                      3,200             100,800
                  PP&L Resources, Inc.                                                            1,500              41,813
                  Public Service Enterprise Group, Inc.                                           1,900              76,000
                  Sempra Energy                                                                   1,801              45,700
                  Sonat, Inc.                                                                       800              21,650
                  Southern Co.                                                                    5,500             159,844
                  Texas Utilities Co.                                                             2,322             108,408
                  Unicom Corp.                                                                    1,800              69,413
                  Williams Companies, Inc.                                                        3,500             109,156
                                                                                                                -----------
                                                                                                                  2,465,028
                                                                                                                -----------
                  TOTAL COMMON STOCK
                     (Cost $63,725,194)                                                                          81,625,414
                                                                                                                -----------

                  U.S. TREASURY OBLIGATION--0.1%                                                   Par
---------------------------------------------------------------------------------------------------------------------------
                  U.S. Treasury Bill, 4.13%, 03/04/99 (a) (b)                                    53,000              52,619
                                                                                                                -----------
                  TOTAL U.S. TREASURY OBLIGATION
                     (Cost $52,611)                                                                                  52,619
                                                                                                                -----------

                                    --------
                                       19

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                               Number
                  SHORT-TERM INVESTMENTS--2.7%                                                 of Shares            Value
---------------------------------------------------------------------------------------------------------------------------
                  Temporary Investment Fund, Inc.--
                     TempCash Portfolio, 4.77%*                                               1,121,999        $  1,121,999
                  Temporary Investment Fund, Inc.--
                     TempCash Portfolio, 4.71%*                                               1,121,999           1,121,999
                                                                                                               ------------
                  TOTAL SHORT-TERM INVESTMENTS
                     (Cost $2,243,998)                                                                            2,243,998
                                                                                                               ------------
                  TOTAL INVESTMENTS--100.1%
                     (Cost $66,021,803)                                                                          83,922,031
                                                                                                               ------------
                  OTHER ASSETS AND LIABILITIES--(0.1%)
                        Other assets                                                                                977,770
                        Liabilities                                                                              (1,030,978)
                                                                                                               ------------
                                                                                                                    (53,208)
                                                                                                               ------------
                  TOTAL NET ASSETS--100.0%                                                                     $ 83,868,823
                                                                                                               ============

                  NOTES TO SCHEDULES OF INVESTMENTS

                  +   Non-Income Producing Security.
                  *   Interest rate represents the yield as of the report date.
                  (a) Yields shown are effective yields at the time of purchase.
                  (b) These securities, or a portion thereof, are being used to collateralize open financial futures contracts.
                  ADR--American Depository Receipt.

                  See accompanying Notes to Financial Statements.

                                     -------
                                       20


SCHWAB S&P 500 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

ASSETS
Investments, at value (Cost $66,021,803)                                                                       $83,922,031
Amounts on deposit with broker                                                                                      14,162
Receivables:
     Investments sold                                                                                              477,068
     Fund shares sold                                                                                              317,893
     Dividends                                                                                                      81,588
     Interest                                                                                                       16,184
     Variation margin                                                                                               70,875
                                                                                                               -----------
       Total assets                                                                                             84,899,801
                                                                                                               -----------
LIABILITIES
Payables:
     Investments purchased                                                                                         969,446
     Investment advisory and administration fees                                                                     1,221
Accrued expenses                                                                                                    60,311
                                                                                                               -----------
       Total liabilities                                                                                         1,030,978
                                                                                                               -----------
Net assets applicable to outstanding shares                                                                    $83,868,823
                                                                                                               ===========

NET ASSETS consist of:
Paid-in-capital                                                                                                $65,182,495
Undistributed net investment income                                                                                868,952
Accumulated net realized loss on investments sold and futures contracts                                           (153,727)
Net unrealized appreciation on investments and futures contracts                                                17,971,103
                                                                                                               -----------
                                                                                                               $83,868,823
                                                                                                               ===========

PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares authorized)                                             4,718,315
NET ASSET VALUE, offering and redemption price per share                                                       $     17.78


----------
See accompanying Notes to Financial Statements.


                                   ---------
                                       21

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:
   Dividends                                                                                                    $   966,822
   Interest                                                                                                          64,431
                                                                                                                -----------
     Total investment income                                                                                      1,031,253
                                                                                                                -----------
EXPENSES:
   Investment advisory and administration fees                                                                      206,072
   Custodian fees                                                                                                    33,826
   Portfolio accounting fees                                                                                         11,923
   Professional fees                                                                                                 23,340
   Shareholder reports                                                                                               22,995
   Trustees' fees                                                                                                     7,665
   Interest expense  (see Note 5)                                                                                     2,514
   Insurance and other expenses                                                                                       6,739
                                                                                                                -----------
                                                                                                                    315,074

Less: expenses reduced (see Note 4)                                                                                (152,282)
                                                                                                                -----------
     Net expenses incurred by Fund                                                                                  162,792
                                                                                                                -----------
NET INVESTMENT INCOME                                                                                               868,461
                                                                                                                -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD AND FUTURES CONTRACTS:
     Net realized gain on investments sold                                                                            4,879
     Net realized loss on futures contracts                                                                        (137,625)
                                                                                                                -----------
       Net realized loss on investments sold and futures contracts                                                 (132,746)
                                                                                                                -----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS AND FUTURES CONTRACTS:
     Net unrealized appreciation on investments                                                                  13,315,247
     Net unrealized appreciation on futures contracts                                                                70,875
                                                                                                                -----------
       Net unrealized appreciation on investments and futures contracts                                          13,386,122
                                                                                                                -----------
Net gain on investments                                                                                          13,253,376
                                                                                                                -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $14,121,837
                                                                                                                ===========

---------
See accompanying Notes to Financial Statements.


                                   ---------
                                       22


SCHWAB S&P 500 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       Year Ended
                                                                                                      December 31,
                                                                                              -----------------------------
                                                                                                  1998             1997
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                                       $   868,461     $   302,447
   Net realized gain (loss) on investments sold and futures contracts                             (132,746)         12,062
   Change in net unrealized appreciation on investments and futures contracts                   13,386,122       4,346,897
                                                                                               -----------     -----------
   Increase in net assets resulting from operations                                             14,121,837       4,661,406
                                                                                               -----------     -----------
Dividends to shareholders from net investment income                                              (302,791)        (19,075)
Distributions to shareholders from net capital gains                                               (33,055)             --
                                                                                               -----------     -----------
   Total distributions                                                                            (335,846)        (19,075)
                                                                                               -----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                                    46,963,765      28,905,606
   Net asset value of shares issued in reinvestment of dividends                                   335,846          19,075
   Less payments for shares redeemed                                                           (14,272,922)     (2,434,293)
                                                                                               -----------     -----------
   Increase in net assets from capital share transactions                                       33,026,689      26,490,388
                                                                                               -----------     -----------
Total increase in net assets                                                                    46,812,680      31,132,719

NET ASSETS:
   Beginning of period                                                                          37,056,143       5,923,424
                                                                                               -----------     -----------
   End of period (including undistributed net investment income of $868,952
     and $302,415, respectively)                                                               $83,868,823     $37,056,143
                                                                                               ===========     ===========

NUMBER OF FUND SHARES:
   Sold                                                                                          2,978,687       2,282,017
   Reinvested                                                                                       18,942           1,418
   Redeemed                                                                                       (937,471)       (187,925)
                                                                                               -----------     -----------
   Net increase in shares outstanding                                                            2,060,158       2,095,510

SHARES OUTSTANDING:
   Beginning of period                                                                           2,658,157         562,647
                                                                                               -----------     -----------
   End of period                                                                                 4,718,315       2,658,157
                                                                                               ===========     ===========


----------
See accompanying Notes to Financial Statements.


                                   ---------
                                       23

SCHWAB S&P 500 PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                                      1998                   1997                 1996(1)
                                                                --------------        ----------------       -------------
For a share outstanding throughout each period:
 Net asset value at beginning of period                         $     13.94            $     10.53            $    10.00
                                                                -----------            -----------            ----------
 Income from investment operations:
    Net investment income                                              0.13                   0.09                  0.03
    Net realized and unrealized gains
      on investments                                                   3.78                   3.33                  0.50
                                                                -----------            -----------            ----------
    Total income from investment operations                            3.91                   3.42                  0.53
 Less distributions:
    Dividends from net investment income                              (0.06)                 (0.01)                  --
    Distributions from realized gain on investments                   (0.01)                 (0.00)                  --
                                                                -----------            -----------            ----------
    Total distributions                                               (0.07)                 (0.01)                  --
                                                                -----------            -----------            ----------
 Net asset value at end of period                               $     17.78            $     13.94            $    10.53
                                                                ===========            ===========            ==========

 Total return (%)                                                     28.06                  32.46                  5.30*

Ratios/Supplemental Data (%)
----------------------------------
Ratio of actual operating expenses to average
    net assets                                                         0.28                   0.29                  0.33**
 Reductions reflected in above expense ratio                           0.27                   0.64                  2.78**
Ratio of net investment income to average
    net assets                                                         1.52                   1.56                  2.16**
 Portfolio turnover rate                                                  7                      4                     0
Net assets, end of period                                       $83,868,823            $37,056,143            $5,923,424

  (1)  For the period from November 1, 1996 (commencement of operations) to December 31, 1996.
   *   Not annualized.
  **   Annualized.



------------
See accompanying Notes to Financial Statements.


                                   ----------
                                       24

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1998


1.  DESCRIPTION OF THE FUND

The Schwab S&P 500 Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value. Financial futures contracts which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN (LOSS)--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS--The Schwab S&P 500 Portfolio may invest in financial futures contracts. The Fund is required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents unrealized gains (losses) due to daily fluctuation in the value of the contract. The Fund records a realized gain or loss equal to the variation margin at the time the contracts are closed.

The Fund will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the Fund's Statements of Operations at any given time.

As of December 31, 1998, the Schwab S&P 500 Portfolio had the following open S&P 500 Index futures contracts:
  Number of           Contract                                Unrealized
  Contracts             Value             Expiration         Appreciation
 ----------          ----------           ----------       ----------------
      6              $1,868,250            03/19/99            $70,875

The cash and eligible securities on deposit with brokers available to cover margin requirements for open futures positions at December 31, 1998 was $14,162 and $52,619 for the Schwab S&P 500 Portfolio. The Fund has segregated short-term investments for the remaining portion of the contract value.

EXPENSES--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.


                                   ---------
                                       25

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1998


FEDERAL INCOME TAXES--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At December 31, 1998, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $17,900,228 of which $20,157,074 related to appreciated securities and $2,256,846 related to depreciated securities.

RECLASSIFICATION--Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $867 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

3.  TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.36% on the first $1 billion of average daily net assets, 0.33% on the next $1 billion and 0.31% on such assets over $2 billion. The Investment Adviser voluntarily reduced its fee for the year ended December 31, 1998. (see Note 4)

Officers and Trustees--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser. For the year ended December 31, 1998, the Fund made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act of 1940, as amended. The Fund incurred fees of $7,665 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The Investment Adviser guarantees that, through at least February 28, 1999, the Fund's total operating expenses will not exceed 0.28% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes and foreign taxes.

For the year ended December 31, 1998, the total of such fees and expenses reduced by the Investment Adviser was $152,282.

5.  BORROWING AGREEMENT

The Fund has a line of credit arrangement with PNC Bank N.A. and Bank of America NT & SA whereby the Trust may borrow on behalf of the Schwab S&P 500 Portfolio, on a temporary basis, to fund shareholder redemptions. The Trust may borrow in an aggregate amount of up to $100 million from PNC Bank N.A. and $100 million from Bank of America NT & SA. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the current year, the Fund incurred interest expense of $2,514 for borrowings at a rate of 5.93%. The Trust has a line of credit arrangements with The Bank of New York whereby the Trust may borrow on behalf of the Schwab S&P 500 Portfolio an aggregate amount of up to $150 million, on a temporary basis, to fund shareholder redemptions. As of December 31, 1998, there were no outstanding borrowings made under this arrangement.


6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $34,893,510 and $3,528,673, respectively, for the year ended December 31, 1998.

Included in the aforementioned purchases of common stock of The Charles Schwab Corp., an affiliated issuer, with a current value as of December 31, 1998 of $185,419 for the Fund.


                                   ----------
                                       26

SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 1998 ANNUAL REPORT
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab S&P 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Portfolio (one series constituting part of Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
San Francisco, California
January 29, 1999

                                    --------
                                       27

SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 1998 ANNUAL REPORT
TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Schwab S&P 500 Portfolio hereby designates 97% of the ordinary income dividends as qualifying for the dividends received deduction for the fiscal year ended December 31, 1998.

                                   ---------
                                       28

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS
December 31, 1998

                                                                                                  Number
                  Common Stock--40.0%                                                             of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE--0.7%
                  Boeing Co.                                                                        638            $ 20,815
                  General Dynamics Corp.                                                            200              11,725
                  Lockheed Martin Corp.                                                             200              16,950
                  Northrop Grumman Corp., Class B                                                    61               4,461
                  Raytheon Company, Class B                                                         200              10,650
                  Rockwell International Corp.                                                      100               4,856
                  Textron, Inc.                                                                     100               7,594
                  United Technologies Corp.                                                         200              21,750
                                                                                                                   --------
                                                                                                                     98,801
                                                                                                                   --------

                  AIR TRANSPORTATION--0.2%
                  AMR Corp.+                                                                        200              11,875
                  Delta Airlines, Inc.+                                                             200              10,400
                  FDX Corp.+                                                                        100               8,900
                                                                                                                   --------
                                                                                                                     31,175
                                                                                                                   --------

                  ALCOHOLIC BEVERAGES--0.2%
                  Adolph Coors Co., Class B                                                         100               5,644
                  Anheuser-Busch Companies, Inc.                                                    200              13,125
                  Seagram Co., Ltd.                                                                 200               7,600
                                                                                                                   --------
                                                                                                                     26,369
                                                                                                                   --------

                  APPAREL--0.1%
                  Nike, Inc., Class B                                                               100               4,056
                  Springs Industries, Inc.                                                          200               8,287
                  V.F. Corp.                                                                        200               9,375
                                                                                                                   --------
                                                                                                                     21,718
                                                                                                                   --------

                  AUTOMOTIVE PRODUCTS/MOTOR VEHICLES--0.6%
                  Cummins Engine Co., Inc.                                                          100               3,550
                  Danaher Corp.                                                                     100               5,431
                  Eaton Corp.                                                                       100               7,069
                  Ford Motor Co.                                                                    500              29,344
                  General Motors Corp.                                                              400              28,625
                  Goodyear Tire & Rubber Co.                                                        100               5,044
                  Navistar International Corp.+                                                     200               5,700
                  TRW, Inc.                                                                         100               5,619
                                                                                                                   --------
                                                                                                                     90,382
                                                                                                                   --------
                                    --------
                                       29

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  BANKS--3.3%
                  Bank of New York Co., Inc.                                                        400            $ 16,100
                  Bank One Corp.                                                                    672              34,314
                  BankAmerica Corp.                                                               1,019              61,267
                  BankBoston Corp.                                                                  200               7,787
                  Bankers Trust New York Corp.                                                      100               8,544
                  BB&T Corp.                                                                        226               9,111
                  Chase Manhattan Corp.                                                             600              40,837
                  Comerica, Inc.                                                                    150              10,228
                  Fifth Third Bancorp                                                               150              10,697
                  Firstar Corp.                                                                     100               9,323
                  First Union Corp.                                                                 524              31,866
                  Fleet Financial Group, Inc.                                                       400              17,875
                  Golden West Financial Corp.                                                       100               9,169
                  Huntington Bancshares, Inc.                                                       110               3,307
                  J.P. Morgan & Co., Inc.                                                           100              10,506
                  KeyCorp, Inc.                                                                     400              12,800
                  MBNA Corp.                                                                        225               5,611
                  Mellon Bank Corp.                                                                 100               6,875
                  Mercantile Bancorp, Inc.                                                          100               4,612
                  National City Corp.                                                               312              22,620
                  Northern Trust Corp.                                                              100               8,731
                  PNC Bank Corp.                                                                    200              10,825
                  Regions Financial Corp.                                                           100               4,031
                  Republic New York Corp.                                                           200               9,112
                  State Street Corp.                                                                100               6,956
                  Summit Bancorp                                                                    100               4,369
                  SunTrust Banks, Inc.                                                              200              15,300
                  Synovus Financial Corp.                                                           150               3,656
                  U.S. Bancorp                                                                      525              18,637
                  Union Planters Corp.                                                              100               4,531
                  Wachovia Corp.                                                                    100               8,744
                  Washington Mutual, Inc.                                                           300              11,456
                  Wells Fargo & Co.                                                                 900              35,943
                                                                                                                   --------
                                                                                                                    475,740
                                                                                                                   --------

                  BUSINESS MACHINES & SOFTWARE--4.5%
                  3COM Corp.+                                                                       100               4,481
                  Adobe Systems, Inc.                                                               100               4,675
                  BMC Software, Inc.+                                                               100               4,456
                  Cisco Systems, Inc.+                                                              900              83,531
                  Compaq Computer Corp.                                                             900              37,744
                  Computer Associates International, Inc.                                           300              12,787

                                    --------
                                       30

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  BUSINESS MACHINES & SOFTWARE (CONTINUED)
                  Compuware Corp.+                                                                  100            $  7,813
                  Dell Computer Corp.+                                                              800              58,550
                  EMC Corp./Mass.+                                                                  200              17,000
                  Gateway 2000, Inc.+                                                               100               5,119
                  Hewlett Packard Co.                                                               600              40,987
                  Honeywell, Inc.                                                                   100               7,531
                  International Business Machines Corp.                                             500              92,375
                  Microsoft Corp.+                                                                1,400             194,163
                  Novell, Inc.+                                                                     100               1,812
                  Oracle Systems Corp.+                                                             450              19,406
                  Parametric Technology Corp.+                                                      200               3,250
                  Peoplesoft, Inc.+                                                                 100               1,894
                  Pitney Bowes, Inc.                                                                200              13,212
                  Seagate Technology, Inc.+                                                         100               3,025
                  Sun Microsystems, Inc.+                                                           200              17,125
                  Xerox Corp.                                                                       200              23,600
                                                                                                                   --------
                                                                                                                    654,536
                                                                                                                   --------

                  BUSINESS SERVICES--0.9%
                  America Online, Inc.+                                                             300              47,916
                  Automatic Data Processing, Inc.                                                   100               8,019
                  Computer Sciences Corp.+                                                          200              12,887
                  Equifax, Inc.                                                                     100               3,419
                  First Data Corp.                                                                  200               6,337
                  Laidlaw, Inc.                                                                     100               1,006
                  Nielsen Media Research                                                             33                 600
                  Omnicom Group, Inc.                                                               200              11,600
                  Paychex, Inc.                                                                     100               5,144
                  Tyco International Ltd.                                                           296              22,330
                  Waste Management, Inc.                                                            345              16,086
                                                                                                                   --------
                                                                                                                    135,344
                                                                                                                   --------

                  CHEMICAL--0.7%
                  Air Products & Chemicals, Inc.                                                    200               8,000
                  Dow Chemical Co.                                                                  200              18,187
                  E.I. du Pont de Nemours & Co.                                                     700              37,144
                  Eastman Chemical Co.                                                              100               4,475
                  Minnesota Mining & Manufacturing Co.                                              300              21,337
                  PPG Industries, Inc.                                                              100               5,825
                  Rohm & Haas Co.                                                                   300               9,037
                  W.R. Grace & Co.+                                                                 100               1,569
                                                                                                                   --------
                                                                                                                    105,574
                                                                                                                   --------

                                   ---------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                 Number
                  Common Stock (continued)                                                      of Shares          Value
---------------------------------------------------------------------------------------------------------------------------
                  CONSTRUCTION--0.2%
                  Armstrong World Industries, Inc.                                                  100            $  6,031
                  Masco Corp.                                                                       400              11,500
                  Pulte Corp.                                                                       200               5,562
                                                                                                                   --------
                                                                                                                     23,093
                                                                                                                   --------

                  CONSUMER - NONDURABLE--0.5%
                  Mattel, Inc.                                                                      100               2,281
                  McDonald's Corp.                                                                  400              30,650
                  Tricon Global Restaurants, Inc.+                                                   60               3,007
                  Unilever NV                                                                       400              33,175
                                                                                                                   --------
                                                                                                                     69,113
                                                                                                                   --------

                  CONTAINERS--0.1%
                  Ball Corp.                                                                        100               4,575
                  Owens-Illinois, Inc.+                                                             100               3,062
                  Sealed Air Corp.+                                                                  53               2,706
                                                                                                                   --------
                                                                                                                     10,343
                                                                                                                   --------

                  ELECTRONICS--2.5%
                  AMP, Inc.                                                                          87               4,529
                  Applied Materials, Inc.+                                                          200               8,537
                  Ascend Communications, Inc.+                                                      100               6,575
                  EG&G, Inc.                                                                        200               5,562
                  Electronic Data Systems Corp.                                                     300              15,075
                  Emerson Electric Co.                                                              200              12,100
                  Intel Corp.                                                                     1,000             118,562
                  KLA-Tencor Corp.+                                                                 200               8,675
                  Lucent Technologies, Inc.                                                         800              88,000
                  Micron Technology, Inc.                                                           100               5,056
                  Motorola, Inc.                                                                    400              24,425
                  Perkin Elmer Corp.                                                                100               9,756
                  Solectron Corp.+                                                                  100               9,294
                  Tektronix, Inc.                                                                   150               4,509
                  Tellabs, Inc.+                                                                    100               6,856
                  Texas Instruments, Inc.                                                           300              25,669
                  Thermo Electron Corp.+                                                            100               1,694
                                                                                                                   --------
                                                                                                                    354,874
                                                                                                                   --------
                                    --------
                                       32

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  ENERGY - RAW MATERIALS--0.3%
                  Anadarko Petroleum Corp.                                                          200           $   6,175
                  Apache Corp.                                                                      100               2,531
                  Baker Hughes, Inc.                                                                431               7,623
                  Halliburton Co.                                                                   100               2,962
                  Helmerich & Payne, Inc.                                                           200               3,875
                  Occidental Petroleum Corp.                                                        100               1,687
                  Schlumberger Ltd.                                                                 300              13,837
                                                                                                                   --------
                                                                                                                     38,690
                                                                                                                   --------

                  FOOD & AGRICULTURE--1.8%
                  Archer-Daniels-Midland Co.                                                        220               3,781
                  Bestfoods, Inc.                                                                   200              10,650
                  Campbell Soup Co.                                                                 200              11,000
                  Coca-Cola Co.                                                                   1,400              93,625
                  Coca-Cola Enterprises, Inc.                                                       200               7,150
                  ConAgra, Inc.                                                                     200               6,300
                  General Mills, Inc.                                                               100               7,775
                  H.J. Heinz Co.                                                                    200              11,325
                  Hershey Foods Corp.                                                               100               6,219
                  Kellogg Co.                                                                       200               6,825
                  Monsanto Co.                                                                      300              14,250
                  PepsiCo, Inc.                                                                     900              36,844
                  Pioneer Hi-Bred International, Inc.                                               300               8,100
                  Ralston Purina Co.                                                                300               9,712
                  Sara Lee Corp.                                                                    400              11,275
                  Wm. Wrigley, Jr. Co.                                                              100               8,956
                                                                                                                   --------
                                                                                                                    253,787
                                                                                                                   --------

                  GOLD--0.0%
                  Barrick Gold Corp.                                                                100               1,950
                  Battle Mountain Gold Co.                                                          100                 412
                                                                                                                   --------
                                                                                                                      2,362
                                                                                                                   --------

                  HEALTHCARE/DRUG & MEDICINE--4.9%
                  Abbott Laboratories                                                             1,000              49,000
                  American Home Products Corp.                                                      800              45,050
                  Amgen, Inc.+                                                                      100              10,456
                  Baxter International, Inc.                                                        100               6,431
                  Becton, Dickinson & Co.                                                           100               4,269
                  Boston Scientific Corp.+                                                          214               5,738

                                    --------
                                       33

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULEOFINVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  HEALTHCARE / DRUG & MEDICINE (continued)
                  Bristol-Myers Squibb Co.+                                                         600            $ 80,287
                  Cardinal Health, Inc.                                                             150              11,381
                  Columbia/HCA Healthcare Corp.                                                     300               7,425
                  Eli Lilly & Co.                                                                   700              62,212
                  Guidant Corp.                                                                     100              11,025
                  HBO & Co.                                                                         200               5,737
                  HCR Manor Care+                                                                   100               2,937
                  HealthSouth Corp.+                                                                268               4,137
                  IMS Health, Inc.+                                                                 100               7,544
                  Johnson & Johnson                                                                 800              67,100
                  Medtronic, Inc.+                                                                  200              14,850
                  Merck & Co., Inc.                                                                 700             103,381
                  Pfizer, Inc.                                                                      800             100,350
                  Pharmacia & Upjohn, Inc.                                                          200              11,325
                  Schering-Plough Corp.+                                                            800              44,200
                  Service Corp. International                                                       100               3,806
                  United Healthcare Co.                                                             100               4,306
                  Warner Lambert Co.                                                                600              45,112
                                                                                                                   --------
                                                                                                                    708,059
                                                                                                                   --------

                  HOUSEHOLD PRODUCTS--1.0%
                  Avon Products, Inc.                                                               200               8,850
                  Clorox Co.                                                                        100              11,681
                  Colgate-Palmolive Co.                                                             200              18,575
                  Gillette Co.                                                                      800              38,650
                  Procter & Gamble Co.                                                              800              73,050
                                                                                                                   --------
                                                                                                                    150,806
                                                                                                                   --------

                  INSURANCE--1.8%
                  Aetna, Inc.                                                                       100               7,862
                  Allstate Corp.                                                                    600              23,175
                  American General Corp.                                                            100               7,800
                  American International Group, Inc.                                                600              57,975
                  Aon Corp.                                                                         100               5,537
                  Chubb Corp.                                                                       100               6,487
                  CIGNA Corp.                                                                       200              15,462
                  Cincinnati Financial Corp.                                                        300              10,987
                  Conseco, Inc.                                                                     132               4,034

                                    --------
                                       34

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  INSURANCE (continued)
                  Hartford Financial Services Group, Inc.                                           200           $  10,975
                  Jefferson-Pilot Corp.                                                             150              11,250
                  Lincoln National Corp.                                                            100               8,181
                  Marsh & McLennan Companies, Inc.                                                  150               8,766
                  MBIA, Inc.                                                                        200              13,112
                  MGIC Investment Corp.                                                             200               7,963
                  Progressive Corp. of Ohio                                                         100              16,938
                  Provident Companies, Inc.                                                         100               4,150
                  St. Paul Companies, Inc.                                                          200               6,950
                  SunAmerica, Inc.                                                                  150              12,169
                  Transamerica Corp.                                                                100              11,550
                                                                                                                   --------
                                                                                                                    251,323
                                                                                                                   --------

                  MEDIA--1.0%
                  CBS Corp.                                                                         400              13,100
                  Clear Channel Communications, Inc.+                                               200              10,900
                  Comcast Corp., Class A                                                            200              11,738
                  Gannett Co., Inc.                                                                 200              12,900
                  McGraw-Hill Companies, Inc.                                                       100              10,188
                  Mediaone Group+                                                                   400              18,800
                  Telecommunications, Inc., Series A (TCI Group)+                                   200              11,063
                  Time Warner, Inc.                                                                 600              37,238
                  Viacom, Inc., Class B+                                                            200              14,800
                                                                                                                   --------
                                                                                                                    140,727
                                                                                                                   --------

                  MISCELLANEOUS FINANCE--2.1%
                  American Express Co.                                                              300              30,675
                  Associates First Capital Corp.                                                    462              19,577
                  Bear Stearns Companies, Inc.                                                      100               3,738
                  Capital One Financial Corp.                                                       100              11,500
                  Charles Schwab Corp.                                                              225              12,642
                  Citigroup, Inc.                                                                 1,468              72,666
                  Countrywide Credit Industries, Inc.                                               100               5,019
                  Dun & Bradstreet Corp.                                                            100               3,156
                  Fannie Mae                                                                        600              44,400
                  Franklin Resources, Inc .                                                         100               3,200
                  Freddie Mac                                                                       400              25,775
                  Household International, Inc.                                                     406              16,088
                  Lehman Brothers Holdings, Inc.                                                    100               4,406
                  Merrill Lynch & Co., Inc.                                                         200              13,350
                  Morgan Stanley, Dean Witter, Discover & Co.                                       365              25,915
                  SLM Holding Corp.                                                                 100               4,800
                                                                                                                   --------
                                                                                                                    296,907
                                                                                                                   --------
                                    --------
                                       35

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  NON-FERROUS METALS--0.1%
                  Aluminum Company of America                                                       100            $  7,456
                  Phelps Dodge Corp.                                                                100               5,088
                  Reynolds Metals Co.                                                               100               5,269
                                                                                                                   --------
                                                                                                                     17,813
                                                                                                                   --------

                  OIL - DOMESTIC--0.2%
                  Amerada Hess Corp.                                                                100               4,975
                  Atlantic Richfield Co.                                                            200              13,050
                  Kerr-McGee Corp.                                                                  100               3,825
                  Phillips Petroleum Co.                                                            100               4,263
                  Unocal Corp.                                                                      100               2,919
                  USX-Marathon Group                                                                100               3,013
                                                                                                                   --------
                                                                                                                     32,045
                                                                                                                   --------

                  OIL - INTERNATIONAL--1.8%
                  Chevron Corp.                                                                     400              33,175
                  Exxon Corp.                                                                     1,500             109,688
                  Mobil Corp.                                                                       500              43,563
                  Royal Dutch Petroleum Co.--Sponsored ADR                                        1,200              57,450
                  Texaco, Inc.                                                                      300              15,863
                                                                                                                   --------
                                                                                                                    259,739
                                                                                                                   --------

                  OPTICAL & PHOTO--0.1%
                  Eastman Kodak Co.                                                                 200              14,400
                                                                                                                   --------

                  PAPER & FOREST PRODUCTS--0.4%
                  Fort James Corp.                                                                  100               4,000
                  Georgia-Pacific Corp.                                                             100               5,856
                  International Paper Co.                                                           200               8,963
                  Kimberly-Clark Corp.                                                              300              16,350
                  Mead Corp.                                                                        200               5,863
                  Temple Inland, Inc.                                                               100               5,931
                  Weyerhaeuser Co.                                                                  100               5,081
                                                                                                                   --------
                                                                                                                     52,044
                                                                                                                   --------

                  PRODUCER GOODS & MANUFACTURING--2.0%
                  Allied Signal, Inc.                                                               200               8,863
                  Case Corp.                                                                        100               2,181
                  Caterpillar, Inc.                                                                 200               9,200
                  Corning, Inc.                                                                     100               4,500
                  Deere & Co.                                                                       100               3,313

                                    --------
                                       36

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  PRODUCER GOODS & MANUFACTURING (continued)
                  Dover Corp.                                                                       200            $  7,325
                  FMC Corp.+                                                                        100               5,600
                  General Electric Co.                                                            1,900             193,919
                  Illinois Tool Works, Inc.                                                         200              11,600
                  McDermott International, Inc.                                                     200               4,938
                  Milacron, Inc.                                                                    200               3,850
                  NACCO Industries, Inc., Class A                                                   100               9,200
                  Raychem Corp.                                                                     200               6,463
                  W.W. Grainger, Inc.                                                               200               8,325
                                                                                                                   --------
                                                                                                                    279,277
                                                                                                                   --------

                  RAILROAD & SHIPPING--0.2%
                  Burlington Northern Santa Fe Corp.                                                300              10,125
                  CSX Corp.                                                                         100               4,150
                  Norfolk Southern Corp.                                                            300               9,506
                  Union Pacific Corp.                                                               200               9,013
                                                                                                                   --------
                                                                                                                     32,794
                                                                                                                   ---------
                  RETAIL--2.4%
                  Albertson's, Inc.                                                                 100               6,369
                  Autozone, Inc.+                                                                   100               3,294
                  Cendant Corp.+                                                                    440               8,388
                  Consolidated Stores Corp.+                                                        288               5,814
                  CVS Corp.                                                                         390              21,450
                  Dayton Hudson Corp.                                                               200              10,850
                  Dollar General Corp.                                                              125               2,953
                  Federated Department Stores, Inc.+                                                100               4,356
                  Fred Meyer, Inc.+                                                                 100               6,025
                  Gap, Inc.                                                                         225              12,656
                  Home Depot, Inc.                                                                  900              55,069
                  J.C. Penney Co., Inc.                                                             100               4,688
                  Kmart Corp.+                                                                      100               1,531
                  Kohl's Corp.+                                                                     100               6,144
                  Kroger Company+                                                                   100               6,050
                  Longs Drug Stores, Inc.                                                           200               7,500
                  Lowe's Companies, Inc.                                                            200              10,238
                  May Department Stores Co.                                                         100               6,038
                  Price/Costco, Inc.                                                                100               7,219
                  Rite Aid Corp.                                                                    200               9,913
                  Safeway, Inc.+                                                                    300              18,281

                                    -------
                                      37


SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  RETAIL (continued)
                  Sears Roebuck & Co.                                                               200            $  8,500
                  Staples, Inc.+                                                                    200               8,738
                  Toys 'R' Us, Inc.+                                                                100               1,688
                  Wal-Mart Stores, Inc.                                                           1,200              97,725
                  Walgreen Co.                                                                      200              11,713
                                                                                                                   --------
                                                                                                                    343,190
                                                                                                                   --------

                  STEEL--0.1%
                  Bethlehem Steel Corp.+                                                            800               6,700
                                                                                                                   --------

                  TELEPHONE--3.4%
                  AirTouch Communications, Inc.+                                                    300              21,638
                  Alltel Corp.                                                                      200              11,963
                  Ameritech Corp.                                                                   800              50,700
                  AT&T Corp.                                                                      1,100              82,775
                  Bell Atlantic Corp.                                                               906              48,018
                  BellSouth Corp.                                                                 1,200              59,850
                  Frontier Corp.                                                                    100               3,400
                  GTE Corp.                                                                         600              39,000
                  MCI WorldCom, Inc.+                                                             1,021              73,257
                  Nextel Communications, Inc., Class A+                                             200               4,725
                  SBC Communications, Inc.                                                        1,092              58,559
                  Sprint Corp. (PCS Group)+                                                         300               6,938
                  Sprint Corp. (FON Group)                                                          200              16,825
                  U.S. West, Inc. (Media Group)                                                     205              13,248
                                                                                                                   --------
                                                                                                                    490,896
                                                                                                                   --------

                  TOBACCO--0.6%
                  Fortune Brands, Inc.                                                              100               3,163
                  Loew's Corp.                                                                      100               9,825
                  Philip Morris Companies, Inc.                                                   1,400              74,900
                  RJR Nabisco Holdings Corp.                                                        200               5,938
                                                                                                                   --------
                                                                                                                     93,826
                                                                                                                   --------

                  TRAVEL & RECREATION--0.4%
                  Carnival Corp., Class A                                                           300              14,400
                  Marriott International, Inc., Class A                                             200               5,800
                  Mirage Resorts, Inc.+                                                             100               1,494
                  Walt Disney Co.                                                                 1,200              36,000
                                                                                                                   --------
                                                                                                                     57,694
                                                                                                                   --------
                                    -------
                                       38

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  Common Stock (continued)                                                       of Shares         Value
---------------------------------------------------------------------------------------------------------------------------
                  UTILITIES - ELECTRIC & GAS--0.7%
                  AES Corp.+                                                                        100            $  4,738
                  American Electric Power Co., Inc.                                                 100               4,706
                  Coastal Corp.                                                                     200               6,988
                  Columbia Gas System, Inc.                                                         150               8,663
                  Consolidated Edison, Inc.                                                         100               5,288
                  Duke Energy Corp.                                                                 100               6,406
                  Eastern Enterprises                                                               200               8,750
                  Edison International                                                              100               2,788
                  Enron Corp.                                                                       100               5,706
                  First Energy Corp.                                                                100               3,256
                  FPL Group, Inc.                                                                   100               6,163
                  New Century Energies, Inc.                                                        100               4,875
                  PG & E Corp.                                                                      100               3,150
                  PacifiCorp                                                                        100               2,106
                  Sempra Energy                                                                     100               2,537
                  Southern Co.                                                                      400              11,625
                  Texas Utilities Co.                                                               100               4,669
                  Williams Companies, Inc.                                                          200               6,238
                                                                                                                   --------
                                                                                                                     98,652
                                                                                                                   --------

                  INTERNATIONAL--0.2%

                  CANADA--0.2%
                  Northern Telecom, Ltd.                                                            400              20,050
                  Toronto Dominion Bank Ontario +                                                    82               2,873
                                                                                                                   --------
                                                                                                                     22,923
                                                                                                                   --------

                  UNITED KINGDOM--0.0%
                  BTR PLC                                                                         1,129                 648
                  Smithkline Beecham                                                                  9                 126
                  Tesco PLC                                                                          27                  77
                                                                                                                   --------
                                                                                                                        851
                                                                                                                   --------
                                                                                                                     23,774
                                                                                                                   --------

                  TOTAL COMMON STOCK
                     (Cost $3,833,271)                                                                            5,742,567
                                                                                                                  ---------

                                    --------
                                       39

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (continued)
December 31, 1998

                                                                                                  Number
                  WARRANTS--0.0%                                                                 of Shares          Value
---------------------------------------------------------------------------------------------------------------------------------

                  BELGIUM--0.0%
                  Societe Generale de Beligique (expire 11/30/99)+                                    4         $         1
                                                                                                                -----------

                  FRANCE--0.0%
                  AXA UAP CVG (expire 01/07/99)+                                                     38                  18
                  Cie Generale de Eaux (expire 05/02/01)+                                            35                  91
                                                                                                                -----------
                                                                                                                        109
                                                                                                                -----------
                  TOTAL WARRANTS
                     (Cost $95)                                                                                         110
                                                                                                                -----------


                  INVESTMENT FUNDS--55.4%
---------------------------------------------------------------------------------------------------------------------------

                  Schwab International Index Fund, Investor Shares                              191,052           2,917,379
                  Schwab Small-Cap Index Fund, Investor Shares                                  178,707           2,904,003
                  Schwab Total Bond Market Index Fund                                           208,763           2,125,213
                                                                                                                -----------
                  TOTAL INVESTMENT FUNDS
                     (Cost $8,279,408)                                                                            7,946,595
                                                                                                                -----------

                  SHORT-TERM INVESTMENT--3.3%
---------------------------------------------------------------------------------------------------------------------------

                  Schwab Value Advantage Money Fund, 4.99%*                                     472,243             472,243
                                                                                                                -----------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $472,243)                                                                                472,243
                                                                                                                -----------
                  TOTAL INVESTMENTS--98.7%
                     (Cost $12,585,017)                                                                          14,161,515
                                                                                                                -----------
                  OTHER ASSETS AND LIABILITIES--1.3%
                     Other assets                                                                                   308,615
                     Liabilities                                                                                   (116,039)
                                                                                                                -----------
                                                                                                                    192,576
                                                                                                                -----------
                  TOTAL NET ASSETS--100.0%                                                                      $14,354,091
                                                                                                                ============

                  Notes to Schedules of Investments

                  +   Non-Income Producing Security.
                  *   Interest rate represents the yield as of the report date.
                  ADR--American Depository Receipt.
                  PLC--Public Limited Company.

                  See accompanying Notes to Financial Statements.

                                   ----------
                                       40

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

ASSETS
Investments, at value (Cost $12,585,017)                                                                       $14,161,515
Cash                                                                                                               245,424
Receivables:
     Investments sold                                                                                               38,491
     Dividends                                                                                                       9,530
     Interest                                                                                                          253
     Dividend tax reclaim                                                                                            2,436
     Investment Adviser                                                                                             12,481
                                                                                                               -----------
       Total assets                                                                                             14,470,130
                                                                                                               -----------
LIABILITIES
Payables:
     Investments purchased                                                                                          74,403
     Fund shares redeemed                                                                                            8,073
     Custodian fees                                                                                                 26,710
     Investment advisory and administration fees                                                                     1,532
Accrued expenses                                                                                                     5,321
                                                                                                               -----------
       Total liabilities                                                                                           116,039
                                                                                                               -----------
Net assets applicable to outstanding shares                                                                    $14,354,091
                                                                                                               ===========

NET ASSETS consist of:
Paid-in-capital                                                                                                $11,458,105
Undistributed net investment income                                                                                206,038
Accumulated net realized gain on investments sold and foreign currency transactions                              1,112,450
Net unrealized appreciation on investments                                                                       1,576,498
Net unrealized appreciation on translating assets and liabilities into reporting currency                            1,000
                                                                                                               -----------
                                                                                                               $14,354,091
                                                                                                               ===========

PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares authorized)                                             1,008,045
NET ASSET VALUE, offering and redemption price per share                                                       $     14.24

---------
See accompanying Notes to Financial Statements.


                                   ---------
                                       41


SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $2,529)                                                            $  204,642
   Interest                                                                                                         72,451
                                                                                                                ----------
     Total investment income                                                                                       277,093
                                                                                                                ----------
EXPENSES:
   Investment advisory and administration fees                                                                      92,578
   Custodian fees                                                                                                   20,146
   Portfolio accounting fees                                                                                         7,293
   Professional fees                                                                                                12,847
   Shareholder reports                                                                                              11,315
   Trustees' fees                                                                                                    6,935
   Insurance and other expenses                                                                                      9,621
                                                                                                                ----------
                                                                                                                   160,735

Less: expenses reduced (see Note 4)                                                                                (89,361)
                                                                                                                ----------
     Net expenses incurred by Fund                                                                                  71,374
                                                                                                                ----------
NET INVESTMENT INCOME                                                                                              205,719
                                                                                                                ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS sold
     AND FOREIGN CURRENCY TRANSACTIONS:
     Net realized gain on investments sold                                                                       1,117,439
     Net realized loss on foreign currency transactions                                                             (2,908)
                                                                                                                ----------
       Net realized gain on investments sold and foreign currency transactions                                   1,114,531
                                                                                                                ----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSLATION:
     Net unrealized appreciation on investments                                                                    171,878
     Net unrealized appreciation on foreign currency transactions                                                    3,091
                                                                                                                ----------
       Net unrealized appreciation on investments and foreign currency transactions                                174,969
                                                                                                                ----------
Net gain on investments                                                                                          1,289,500
                                                                                                                ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $1,495,219
                                                                                                                ==========
----------
See accompanying Notes to Financial Statements.


                                   ----------
                                       42

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       Year Ended
                                                                                                      December 31,
                                                                                             -------------------------------
                                                                                                  1998             1997
---------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                                                          $   205,719      $  148,846
   Net realized gain on investments sold and foreign currency transactions                       1,114,531         238,313
   Change in net unrealized appreciation on investments and foreign currency                       174,969       1,210,483
                                                                                               -----------      ----------
   Increase in net assets resulting from operations                                              1,495,219       1,597,642
                                                                                               -----------      ----------
Dividends to shareholders from net investment income                                              (147,519)        (19,177)
Distributions to shareholders from net capital gains                                              (242,011)         (1,671)
                                                                                               -----------      ----------
   Total distributions                                                                            (389,530)        (20,848)
                                                                                               -----------      ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                                     4,023,518       3,901,562
   Net asset value of shares issued in reinvestment of dividends                                   389,529          20,848
   Less payments for shares redeemed                                                            (1,497,745)       (550,195)
                                                                                               -----------     -----------
   Increase in net assets from capital share transactions                                        2,915,302       3,372,215
                                                                                               -----------     -----------
Total increase in net assets                                                                     4,020,991       4,949,009

NET ASSETS:
   Beginning of period                                                                          10,333,100       5,384,091
                                                                                               -----------     -----------
   End of period (including undistributed net investment income of $206,038
     and $149,729, respectively)                                                               $14,354,091     $10,333,100
                                                                                               ===========     ===========
NUMBER OF FUND SHARES:
   Sold                                                                                            292,375         329,511
   Reinvested                                                                                       27,725           1,653
   Redeemed                                                                                       (109,767)        (49,965)
                                                                                               -----------     -----------
   Net increase in shares outstanding                                                              210,333         281,199

SHARES OUTSTANDING:
   Beginning of period                                                                             797,712         516,513
                                                                                               -----------     -----------
   End of period                                                                                 1,008,045         797,712
                                                                                               ===========     ===========


---------
See accompanying Notes to Financial Statements.


                                  -----------
                                       43

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
FINANCIAL HIGHLIGHTS


                                                                         1998                   1997                 1996(1)
                                                                    ------------             -----------            ---------
For a share outstanding throughout each period:
 Net asset valueat beginning of period                             $     12.95               $     10.42           $    10.00
                                                                   -----------               -----------           ----------
 Income from investment operations:
    Net investment income                                                 0.17                      0.22(2)              0.04
    Net realized and unrealized gains
      on investments                                                      1.52                      2.33                 0.38
                                                                   -----------               -----------           ----------
    Total income from investment operations                               1.69                      2.55                 0.42
 Less distributions:
    Dividends from net investment income                                 (0.15)                    (0.02)                  --
    Distributions from realized gain on investments                      (0.25)                    (0.00)(3)               --
                                                                   -----------               -----------           ----------
    Total distributions                                                  (0.40)                    (0.02)                  --
                                                                   -----------               -----------           ----------
 Net asset value at end of period                                  $     14.24               $     12.95           $    10.42
                                                                   ===========               ===========           ==========

 Total return (%)                                                        13.07                     24.54                 4.20*

Ratios/Supplemental Data (%)
------------------------------
Ratio of actual operating expenses to average
    net assets                                                            0.57                      0.75                 0.67**
Reductions reflected in above expense ratio                               0.71                      1.24                 4.04**
Ratio of net investment income to average
    net assets                                                            1.64                      1.98                 2.35**
Portfolio turnover rate                                                     67                        81                    7
Net assets, end of period                                          $14,354,091               $10,333,100           $5,384,091


 (1) For the period from November 1, 1996 (commencement of operations) to December 31, 1996.
 (2) Per share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
 (3) Less than one cent per share.
  *  Not annualized.
 **  Annualized.


----------
See accompanying Notes to Financial Statements.

                                    -------
                                       44



SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1998


1.  DESCRIPTION OF THE FUND

The Schwab MarketTrack Growth Portfolio II(TM) (formerly Schwab Asset Director(R) -- High Growth Portfolio) (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the Act, for a given day. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN (LOSS)--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on December 31, 1998. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

EXPENSES--Expenses arising in connection with the Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At December 31, 1998, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $1,576,498 of which $2,102,977 related to appreciated securities and $526,479 related to depreciated securities.

RECLASSIFICATION--Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $750 and $1,891 were reclassified from paid-in-capital and undistributed net investment income, respectively, to accumulated net realized gain (loss). These reclassifications have no effect on net assets or net asset value per share.


                                   ---------
                                       45

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1998


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. The Investment Adviser has reduced a portion of its fee for the year ended December 31, 1998. (see Note 4)

OFFICERS AND TRUSTEES--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser. For the year ended December 31, 1998, the Trust made no direct payments to its officers or trustees who were "interest persons" within the meaning of the Act. The Fund incurred fees of $6,935 related to the Trust's unaffiliated trustees.

OTHER AFFILIATED PARTIES AND TRANSACTIONS--Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other SchwabFunds(R). As of December 31, 1998, the Fund owned 1% of the outstanding shares of the Schwab International Index Fund; 0%(1) of the outstanding shares of the Schwab Value Advantage Money Market Fund; 1% of the outstanding shares of the Schwab Total Bond Market Index Fund; and 0%(1) of the outstanding shares of the Schwab Small-Cap Index Fund.

INTERFUND TRANSACTIONS--For the year ended December 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common Investment Adviser, common Trustees, and Officers. These sale transactions, made at current market value pursuant to Rule 17a-7 under the Act were $4,860,165.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The Investment Adviser guarantees that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.75% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1998, the total of such fees and expenses reduced by the Investment Adviser were $89,361.

5.  BORROWING AGREEMENT

The Fund has a line of credit arrangement with The Bank of New York whereby the Trust may borrow on behalf of the Fund an aggregate amount up to $150 million on a temporary basis to fund shareholder redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. As of December 31, 1998, there were no borrowings made under this arrangement on behalf of the Fund.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $10,823,923 and $8,091,007, respectively, for the year ended December 31, 1998.

Included in the aforementioned are purchases of common stock of The Charles Schwab Corp., an affiliated issuer, with a current value as of December 31, 1998 of $12,642.


(1) Less than one percent of outstanding shares.


                                   ---------
                                       46

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
DECEMBER 31, 1998 ANNUAL REPORT
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab MarketTrack Growth Portfolio II(TM)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II(TM) (one series constituting part of Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
San Francisco, California
January 29, 1999

                                    --------
                                       47

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
DECEMBER 31, 1998 ANNUAL REPORT
TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Schwab MarketTrack Growth Portfolio II hereby designates 17% of the ordinary income dividends as qualifying for the dividends received deduction for the fiscal year ended December 31, 1998.

                                    --------
                                       48